UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS

SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.0%
Financials - 16.8%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	6,700	$137,283
Bank of New York Mellon Corp.	4,500	127,125
The Blackstone Group LP	29,575	214,419
The Charles Schwab Corp.	26,000	403,000
Credit Suisse Group AG	34,068	1,037,302
Deutsche Bank AG	10,500	420,591
Franklin Resources, Inc.	12,395	667,719
The Goldman Sachs Group, Inc.	26,694	2,830,098
Julius Baer Holding AG	14,515	356,645
Man Group PLC	140,726	441,002
Morgan Stanley	36,700	835,659
UBS AG (Swiss Virt-X) (a)	20,404	191,292

		7,662,135

Commercial Banks - 1.7%
ABSA Group Ltd.	5,800	58,912
Australia & New Zealand Banking Group Ltd.	24,500	267,720
Banco do Brasil SA	25,500	188,303
Banco Santander Central Hispano SA	49,915	344,154
Barclays PLC	84,700	179,828
BNP Paribas SA	9,600	396,064
Credit Agricole SA	35,478	391,451
Hana Financial Group, Inc.	5,300	80,752
HSBC Holdings PLC	48,500	270,026
Industrial & Commercial Bank of China Ltd.-Class H	512,000	266,098
Intesa Sanpaolo SpA	127,100	349,587
Itau Unibanco Banco Multiplo SA (ADR)	8,625	93,842
KB Financial Group, Inc. (a)	9,600	232,221
Lloyds Banking Group PLC	176,456	178,652
National Australia Bank Ltd.	9,700	135,406
National Bank of Canada	2,000	63,864
Nordea Bank AB	35,600	177,137
Societe Generale-Class A	10,625	415,618
Standard Bank Group Ltd.	13,500	113,291
Standard Chartered PLC	41,790	518,917

Sumitomo Mitsui Financial Group, Inc.	7,400	260,564
SunTrust Banks, Inc.	5,100	59,874
U.S. Bancorp	22,900	334,569
Wells Fargo & Co.	8,500	121,040
Westpac Banking Corp.	11,200	147,896

		5,645,786

Consumer Finance - 0.1%
Capital One Financial Corp.	22,100	270,504

Diversified Financial Services - 1.3%
CME Group, Inc.-Class A	5,075	1,250,429
ING Group	39,200	214,794
JP Morgan Chase & Co.	116,417	3,094,364

		4,559,587

Insurance - 2.2%
ACE Ltd.	9,500	383,800
Allianz SE	5,700	477,106
Allstate Corp.	39,900	764,085
Aviva PLC	60,554	187,777
Everest Re Group Ltd.	1,900	134,520
Fairfax Financial Holdings Ltd.	600	155,140
Fidelity National Financial, Inc.-Class A	6,200	120,962
Genworth Financial, Inc.-Class A	39,400	74,860
Hartford Financial Services Group, Inc.	31,600	248,060
Industrial Alliance Insurance and Financial Services, Inc.	700	11,010
ING Canada, Inc.	3,400	97,081
Lincoln National Corp.	23,600	157,884
MetLife, Inc.	51,400	1,170,378
Muenchener Rueckversicherungs AG (MunichRe)	6,709	816,930
PartnerRe Ltd.	3,600	223,452
Prudential Financial, Inc.	19,400	368,988
QBE Insurance Group Ltd.	40,624	544,972
Sun Life Financial, Inc.	5,200	94,200
The Travelers Co., Inc.	22,800	926,592
Unum Group	26,700	333,750
XL Capital Ltd.-Class A	25,900	141,414

		7,432,961

Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities, Inc.	7,325	266,630
Ascendas Real Estate Investment Trust	443,000	356,385
Boardwalk Real Estate Investment Trust	7,887	162,644
British Land Co. PLC	62,406	322,452
Camden Property Trust	10,500	226,590
Canadian Real Estate Investment Trust	39,570	627,383
CapitaMall Trust	707,940	616,643
Cominar Real Estate Investment Trust	31,529	344,098
Corio NV	9,700	401,171

Corporate Office Properties Trust	28,100	697,723
Dexus Property Group	522,970	272,450
DiamondRock Hospitality Co.	22,100	88,621
Digital Realty Trust, Inc.	20,200	670,236
Douglas Emmett, Inc.	26,800	198,052
DuPont Fabros Technology, Inc.	27,200	187,136
Entertainment Properties Trust	9,750	153,660
Equity Lifestyle Properties, Inc.	9,100	346,710
Equity Residential	9,050	166,067
Essex Property Trust, Inc.	2,775	159,118
Eurocommercial Properties NV	14,500	393,740
Federal Realty Investment Trust	4,850	223,100
Fonciere Des Murs	3,000	39,422
HCP, Inc.	20,300	362,355
Health Care REIT, Inc.	13,800	422,142
Highwoods Properties, Inc.	7,000	149,940
Home Properties, Inc.	11,700	358,605
Host Hotels & Resorts, Inc.	39,729	155,738
ING Office Fund	402,100	119,014
Japan Real Estate Investment Corp.-Class A	83	637,622
Klepierre	36,557	642,253
Land Securities Group PLC	86,372	541,216
The Link REIT	459,000	910,070
Mack-Cali Realty Corp.	22,200	439,782
Macquarie CountryWide Trust	224,711	37,378
Mercialys SA	9,400	272,060
Mid-America Apartment Communities, Inc.	10,150	312,924
Morguard Real Estate Investment Trust	33,600	261,168
National Retail Properties, Inc.	25,997	411,792
Nationwide Health Properties, Inc.	14,300	317,317
Nippon Building Fund, Inc.-Class A	56	484,007
Nomura Real Estate Office Fund, Inc.-Class A	97	543,349
Omega Healthcare Investors, Inc.	20,700	291,456
Primaris Retail Real Estate Investment Trust	49,083	353,485
ProLogis	20,525	133,412
Public Storage	12,450	687,863
Rayonier, Inc.	14,200	429,124
Regency Centers Corp.	8,150	216,546
RioCan Real Estate Investment Trust (OTC US)	40,587	404,003
RioCan Real Estate Investment Trust (Toronto)	1,400	13,936
Simon Property Group, Inc.	15,669	542,774
Sunstone Hotel Investors, Inc.	53,113	139,687
Tanger Factory Outlet Centers	16,750	516,905
Taubman Centers, Inc.	7,150	121,836

UDR, Inc.	21,732	187,113
Unibail-Rodamco	16,478	2,331,758
Ventas, Inc.	29,600	669,256
Vornado Realty Trust	11,739	390,204
Weingarten Realty Investors	11,800	112,336
Wereldhave NV	5,800	405,541
Westfield Group	172,073	1,192,809

		23,438,807

Real Estate Management & Development - 2.5%
Brookfield Properties Corp. (New York)	36,725	210,802
Castellum AB	31,900	179,292
China Overseas Land & Investment Ltd.	320,000	501,531
Citycon Oyj	10,642	20,571
First Capital Realty, Inc.	15,800	187,725
Henderson Land Development Co. Ltd.	157,000	598,669
Hufvudstaden AB-Class A	26,000	133,798
Kerry Properties Ltd.	148,131	357,025
Lend Lease Corp. Ltd.	191,378	869,131
Mitsubishi Estate Co., Ltd.	88,000	998,300
Mitsui Fudosan Co., Ltd.	82,100	900,625
Multiplan Empreendimentos Imobiliarios SA (a)	62,000	396,896
New World Development Co., Ltd.	716,051	714,783
NTT Urban Development Corp.	1,213	981,716
Sun Hung Kai Properties Ltd.	170,700	1,531,688

		8,582,552

		57,592,332

Health Care - 8.6%
Biotechnology - 2.1%
Amgen, Inc. (a)	22,900	1,134,008
Celgene Corp. (a)	40,850	1,813,740
CSL Ltd./Australia	8,562	193,472
Gilead Sciences, Inc. (a)	84,350	3,907,092

		7,048,312

Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	7,886	716,916
Baxter International, Inc.	23,855	1,221,853
Becton Dickinson & Co.	13,700	921,188
Boston Scientific Corp. (a)	19,900	158,205
Covidien Ltd.	6,400	212,736

		3,230,898

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	11,100	349,428
Celesio AG	3,800	69,958
Medco Health Solutions, Inc. (a)	27,350	1,130,649

		1,550,035

Pharmaceuticals - 5.2%
Abbott Laboratories	23,600	1,125,720
AstraZeneca PLC	15,427	546,345
Bayer AG	19,552	934,129
Bristol-Myers Squibb Co.	24,100	528,272
Eli Lilly & Co.	21,800	728,338
GlaxoSmithKline PLC	38,263	595,932
Johnson & Johnson	36,800	1,935,680
Merck & Co., Inc.	51,500	1,377,625
Novartis AG	19,787	748,613
Novo Nordisk A/S-Class B	11,778	564,707
Pfizer, Inc.	155,100	2,112,462
Roche Holding AG	3,338	458,141
Sanofi-Aventis	21,959	1,232,367
Schering-Plough Corp.	27,400	645,270
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	73,373	3,305,454
Wyeth	23,800	1,024,352

		17,863,407

		29,692,652

Information Technology - 7.4%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	142,750	2,393,917
Corning, Inc.	55,500	736,485
Motorola, Inc.	148,685	628,938
Nokia OYJ	32,700	382,441
QUALCOMM, Inc.	76,100	2,961,051
Telefonaktiebolaget LM Ericsson-Class B	53,704	434,207

		7,537,039

Computers & Peripherals - 2.4%
Apple, Inc. (a)	31,710	3,333,355
Compal Electronics, Inc.	56,561	40,619
Fujitsu Ltd.	65,000	243,895
Hewlett-Packard Co.	121,500	3,895,290
Lenovo Group Ltd.	98,000	22,525
NetApp, Inc. (a)	11,000	163,240
Toshiba Corp.	98,000	255,299
Western Digital Corp. (a)	11,500	222,410

		8,176,633

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp.	177,000	147,356
Hitachi High-Technologies Corp.	4,000	56,724
Hitachi Ltd.	36,000	98,496
Hoya Corp.	8,800	175,134
Kyocera Corp.	2,000	133,498
Tyco Electronics Ltd.	25,700	283,728

		894,936

Internet Software & Services - 1.3%
Google, Inc.-Class A (a)	12,125	4,220,227
Tencent Holdings Ltd.	22,800	168,711

		4,388,938

IT Services - 0.0%
Cap Gemini SA	2,279	73,245

Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV	8,300	146,147
Intel Corp.	38,300	576,415
Nvidia Corp. (a)	15,800	155,788
Samsung Electronics (Preference Shares)	200	45,850
Samsung Electronics Co. Ltd.	1,040	429,684
Taiwan Semiconductor Manufacturing Co. Ltd.	87,000	131,009
United Microelectronics Corp.	416,126	135,834

		1,620,727

Software - 0.8%
Activision Blizzard, Inc. (a)	23,400	244,764
Electronic Arts, Inc. (a)	3,400	61,846
Microsoft Corp.	67,500	1,239,975
Nintendo Co. Ltd.	1,000	292,532
SAP AG	4,193	146,618
Symantec Corp. (a)	47,700	712,638

		2,698,373

		25,389,891

Energy - 7.0%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	29,650	650,224
National Oilwell Varco, Inc. (a)	4,400	126,324
Schlumberger Ltd.	57,830	2,349,055

		3,125,603

Oil, Gas & Consumable Fuels - 6.1%
Addax Petroleum Corp.	1,300	28,149
Apache Corp.	29,000	1,858,610
BG Group PLC	58,835	887,490
BP PLC	85,100	570,626
Chevron Corp.	41,500	2,790,460
China Petroleum & Chemical Corp.-Class H	414,000	265,291
ConocoPhillips	38,000	1,488,080
Devon Energy Corp.	21,900	978,711
ENI SpA	20,300	393,054
EOG Resources, Inc.	26,425	1,447,033
Exxon Mobil Corp.	59,200	4,031,520
LUKOIL (Sponsored) (ADR)	10,650	399,289
Nexen, Inc.	3,013	51,093
Occidental Petroleum Corp.	8,900	495,285
Petro-Canada	11,200	300,876

Petroleo Brasileiro SA (ADR)	17,200	524,084
PTT PCL	23,000	99,873
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	36,200	807,590
Royal Dutch Shell PLC (London Virt-X)-Class A	29,370	660,257
StatoilHydro ASA	54,555	954,751
Sunoco, Inc.	3,300	87,384
Tatneft (Sponsored) (GDR) (b)	4,900	229,320
Thai Oil PCL	59,500	42,782
Total SA	24,549	1,213,936
XTO Energy, Inc.	13,400	410,308

		21,015,852

		24,141,455

Consumer Staples - 6.9%
Beverages - 1.2%
Anheuser-Busch InBev NV	4,010	110,416
The Coca-Cola Co.	16,725	735,064
Coca-Cola Enterprises, Inc.	37,200	490,668
Constellation Brands, Inc.-Class A (a)	25,000	297,500
Molson Coors Brewing Co.-Class B	10,800	370,224
Pepsi Bottling Group, Inc.	14,300	316,602
PepsiCo, Inc.	36,850	1,897,038

		4,217,512

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.	19,500	128,895
Costco Wholesale Corp.	33,350	1,544,772
Delhaize Group	3,800	246,598
Koninklijke Ahold NV	21,260	232,856
The Kroger Co.	12,500	265,250
Safeway, Inc.	20,300	409,857
Tesco PLC	154,073	736,120
Wal-Mart Stores, Inc.	38,850	2,024,085

		5,588,433

Food Products - 1.7%
Archer-Daniels-Midland Co.	34,100	947,298
Associated British Foods PLC	25,000	229,473
Bunge Ltd.	15,300	866,745
ConAgra Foods, Inc.	20,000	337,400
Del Monte Foods Co.	9,100	66,339
General Mills, Inc.	13,300	663,404
The JM Smucker Co.	5,200	193,804
Kraft Foods, Inc.-Class A	25,800	575,082
Nestle SA	25,562	863,596
Sara Lee Corp.	12,700	102,616
Suedzucker AG	1,500	28,936
Tyson Foods, Inc.-Class A	47,300	444,147
Unilever PLC	18,061	341,527

		5,660,367

Household Products - 1.4%
Colgate-Palmolive Co.	21,700	1,279,866
Kimberly-Clark Corp.	4,300	198,273
Procter & Gamble Co.	53,221	2,506,177
Reckitt Benckiser Group PLC	23,223	871,316

		4,855,632

Tobacco - 1.0%
Altria Group, Inc.	48,500	776,970
British American Tobacco PLC	35,688	824,421
Lorillard, Inc.	6,500	401,310
Philip Morris International, Inc.	29,904	1,063,984
Reynolds American, Inc.	10,000	358,400

		3,425,085

		23,747,029

Consumer Discretionary - 5.3%
Auto Components - 0.2%
Autoliv, Inc.	8,900	165,273
Bridgestone Corp.	9,900	143,561
Denso Corp.	7,400	149,594
Lear Corp. (a)	3,100	2,325
Magna International, Inc.-Class A	2,500	66,505

		527,258

Automobiles - 0.5%
Honda Motor Co. Ltd.	32,500	773,688
Isuzu Motors Ltd.	76,000	93,345
Nissan Motor Co. Ltd.	86,300	311,917
Renault SA	12,700	261,139
Toyota Motor Corp.	7,800	247,758

		1,687,847

Distributors - 0.0%
Li & Fung Ltd.	30,000	70,329

Hotels, Restaurants & Leisure - 0.8%
Carnival PLC	20,874	474,071
Compass Group PLC	46,365	212,036
McDonald’s Corp.	34,900	1,904,493
Thomas Cook Group PLC	31,100	107,095
TUI Travel PLC	28,600	93,852

		2,791,547

Household Durables - 0.2%
Sharp Corp.	37,000	296,082
Sony Corp.	9,600	198,571

		494,653

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	6,300	63,242

Media - 1.8%
British Sky Broadcasting Group PLC	23,790	147,657
CBS Corp.-Class B	81,100	311,424
Comcast Corp.-Class A	61,000	832,040
Gannett Co., Inc.	26,800	58,960
Lagardere SCA	2,900	81,378
Liberty Media Corp. - Entertainment Series A (a)	11,600	231,420
News Corp.-Class A	121,400	803,668
Pearson PLC	17,507	176,055
SES SA (FDR)	19,045	363,530
Time Warner Cable, Inc.-Class A	17,173	425,886
Time Warner, Inc.	55,933	1,079,513
Viacom, Inc.-Class B (a)	19,900	345,862
The Walt Disney Co.	80,650	1,464,604

		6,321,997

Multiline Retail - 0.7%
JC Penney Co., Inc.	14,700	295,029
Kohl’s Corp. (a)	36,840	1,559,069
Macy’s, Inc.	27,800	247,420
Next PLC	8,975	170,312

		2,271,830

Specialty Retail - 0.9%
AutoNation, Inc. (a)	22,700	315,076
Foot Locker, Inc.	13,700	143,576
The Gap, Inc.	14,000	181,860
Hennes & Mauritz AB-Class B	5,710	214,068
Home Depot, Inc.	44,100	1,038,996
Kingfisher PLC	95,587	204,892
Limited Brands, Inc.	35,400	307,980
Lowe’s Cos, Inc.	18,100	330,325
TJX Cos, Inc.	17,900	458,956

		3,195,729

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	12,600	53,172
Nike, Inc.-Class B	7,000	328,230
VF Corp.	3,900	222,729
Yue Yuen Industrial Holdings Ltd.	9,000	20,556

		624,687

		18,049,119

Industrials - 3.0%
Aerospace & Defense - 0.6%
BAE Systems PLC	103,780	497,739
Bombardier, Inc.-Class B	32,400	75,552
Honeywell International, Inc.	11,325	315,515
Lockheed Martin Corp.	6,210	428,676
Northrop Grumman Corp.	4,500	196,380

Raytheon Co.	4,700	183,018
United Technologies Corp.	7,000	300,860

		1,997,740

Airlines - 0.1%
Deutsche Lufthansa AG	4,200	45,501
Qantas Airways Ltd.	65,664	79,342
UAL Corp. (a)	44,600	199,808

		324,651

Construction & Engineering - 0.2%
China Railway Construction Corp. Ltd.-Class H (a)	99,000	128,918
Fluor Corp.	2,850	98,468
Jacobs Engineering Group, Inc. (a)	13,540	523,456

		750,842

Electrical Equipment - 0.6%
Cooper Industries Ltd.-Class A	21,300	550,818
Emerson Electric Co.	47,020	1,343,832
Furukawa Electric Co. Ltd.	5,000	14,324
Schneider Electric SA	4,178	277,865

		2,186,839

Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	15,756	146,256
General Electric Co.	78,900	797,679
Koninklijke Philips Electronics NV	16,090	238,167

		1,182,102

Machinery - 0.5%
Atlas Copco AB-Class A	23,454	176,111
Crane Co.	6,000	101,280
Danaher Corp.	9,700	525,934
Dover Corp.	5,800	153,004
NGK Insulators Ltd.	11,000	172,047
PACCAR, Inc.	11,200	288,512
Terex Corp. (a)	17,300	160,025
Vallourec	700	64,898
Volvo AB-Class B	36,250	192,352

		1,834,163

Marine - 0.0%
Mitsui OSK Lines Ltd.	11,000	54,438
Neptune Orient Lines Ltd.	17,000	13,214

		67,652

Road & Rail - 0.1%
East Japan Railway Co.	3,400	177,257

Trading Companies & Distributors - 0.4%
Mitsubishi Corp.	40,100	531,595
Mitsui & Co. Ltd.	76,000	774,234
WW Grainger, Inc.	1,400	98,252

		1,404,081

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group	258,580	264,908

		10,190,235

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	105,300	2,653,560
BCE, Inc.	11,500	229,125
Deutsche Telekom AG	51,416	636,839
France Telecom SA	16,000	364,755
Nippon Telegraph & Telephone Corp.	7,200	274,786
Telecom Corp. of New Zealand Ltd.	95,485	127,017
Telecom Italia SpA (ordinary shares)	217,300	280,151
Telecom Italia SpA (savings shares)	148,800	151,312
Telefonica SA	66,543	1,326,958
TELUS Corp.-Class A	4,100	107,345
Verizon Communications, Inc.	45,200	1,365,040

		7,516,888

Wireless Telecommunication Services - 0.7%
China Mobile Ltd.	13,500	117,598
KDDI Corp.	49	230,748
MTN Group Ltd.	13,792	153,029
Sprint Nextel Corp. (a)	166,800	595,476
Vodafone Group PLC	764,158	1,332,270

		2,429,121

		9,946,009

Materials - 2.3%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	7,700	433,125
Arkema SA	600	9,471
BASF SE	11,000	332,434
Eastman Chemical Co.	11,600	310,880
JSR Corp.	12,000	141,190
LG Chem Ltd.	1,420	89,884
Mitsubishi Chemical Holdings Corp.	51,500	177,735
Mitsui Chemicals, Inc.	400	979
Monsanto Co.	25,585	2,126,113
Syngenta AG	2,586	519,819

		4,141,630

Construction Materials - 0.1%
CRH PLC (Dublin)	1,747	37,643
CRH PLC (London)	14,473	314,969

		352,612

Containers & Packaging - 0.1%
Amcor Ltd.	17,780	54,991
Bemis, Inc.	9,300	195,021
Owens-Illinois, Inc. (a)	14,200	205,048

		455,060

Metals & Mining - 0.7%
Antofagasta PLC	11,100	80,327
ArcelorMittal	2,600	52,956
ArcelorMittal (Euronext Amsterdam)	20,416	416,562
Barrick Gold Corp.	9,847	318,731
BHP Billiton Ltd.	6,400	141,448
BHP Billiton PLC	26,056	513,969
Cia Vale do Rio Doce-Class B (ADR)	25,100	333,830
Freeport-McMoRan Copper & Gold, Inc.	4,300	163,873
JFE Holdings, Inc.	9,500	209,696
Jiangxi Copper Co. Ltd.-Class H	22,000	22,916
MMC Norilsk Nickel (ADR)	21,150	129,015
Yamato Kogyo Co. Ltd.	700	15,114

		2,398,437

Paper & Forest Products - 0.2%
MeadWestvaco Corp.	36,900	442,431
Svenska Cellulosa AB-Class B	4,600	34,913

		477,344

		7,825,083

Utilities - 1.8%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	15,000	378,900
CEZ	3,600	128,752
CLP Holdings Ltd.	35,500	243,922
E.ON AG	16,426	455,562
Edison International	8,800	253,528
Entergy Corp.	900	61,281
Pinnacle West Capital Corp.	5,700	151,392
The Tokyo Electric Power Co., Inc.	4,400	109,972

		1,783,309

Gas Utilities - 0.0%
Atmos Energy Corp.	2,800	64,736

Independent Power Producers & Energy Traders - 0.1%
Reliant Energy, Inc. (a)	37,200	118,668

Multi-Utilities - 1.2%
A2A SpA	82,900	125,866
Alliant Energy Corp.	13,100	323,439
Ameren Corp.	4,100	95,079
Centrica PLC	196,885	642,695
CMS Energy Corp.	11,900	140,896
Consolidated Edison, Inc.	3,500	138,635
Dominion Resources, Inc.	15,300	474,147
DTE Energy Co.	7,300	202,210
GDF Suez	7,374	252,889
National Grid PLC	60,201	462,372

NiSource, Inc.	6,400	62,720
RWE AG	4,850	339,649
TECO Energy, Inc.	34,700	386,905
Wisconsin Energy Corp.	5,150	212,025
Xcel Energy, Inc.	16,000	298,080

		4,157,607

		6,124,320

Total Common Stocks (cost $276,959,211)		212,698,125

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 11.0%
Industrial - 5.9%
Basic - 0.7%
ArcelorMittal
6.125%, 6/01/18	$330	238,739
6.50%, 4/15/14	105	82,508
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	203	208,703
The Dow Chemical Co.
7.375%, 11/01/29	15	9,670
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	176	186,052
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	160	153,200
8.375%, 4/01/17	40	37,400
Inco Ltd.
7.75%, 5/15/12	80	83,149
International Paper Co.
5.30%, 4/01/15	219	154,052
7.40%, 6/15/14	235	193,862
7.95%, 6/15/18	190	144,815
Packaging Corp. of America
5.75%, 8/01/13	30	27,681
PPG Industries, Inc.
5.75%, 3/15/13	250	254,577
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	345	301,931
United States Steel Corp.
5.65%, 6/01/13	251	189,548
6.05%, 6/01/17	10	6,187
Weyerhaeuser Co.
7.375%, 3/15/32	110	73,504

		2,345,578

Capital Goods - 0.5%
Boeing Co.
6.00%, 3/15/19	295	302,990
Caterpillar Financial Services
4.50%, 6/15/09	46	46,058
Fisher Scientific International, Inc.
6.125%, 7/01/15	196	194,666
6.75%, 8/15/14	29	29,219
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	100	90,450
John Deere Capital Corp.
5.25%, 10/01/12	300	302,921
Lafarge SA
6.15%, 7/15/11	172	151,360
Tyco International Finance SA
6.00%, 11/15/13	200	188,172
8.50%, 1/15/19	140	144,506
United Technologies Corp.
4.875%, 5/01/15	181	189,663
Vulcan Materials Co.
5.60%, 11/30/12	90	86,379
Waste Management, Inc.
6.875%, 5/15/09	40	40,095

		1,766,479

Communications - Media - 0.6%
British Sky Broadcasting Group PLC
8.20%, 7/15/09	20	20,251
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	175	154,682
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	180	197,734
Comcast Cable Communications, Inc.
6.875%, 6/15/09	185	186,173
Comcast Corp.
5.30%, 1/15/14	230	223,294
5.50%, 3/15/11	275	278,954
News America Holdings, Inc.
6.55%, 3/15/33	45	35,886
9.25%, 2/01/13	69	73,205
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	140	143,543
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	18,758
5.50%, 5/15/15	120	80,242
11.25%, 2/01/19	190	164,333

Time Warner Cable, Inc.
7.50%, 4/01/14	145	147,840
Time Warner Entertainment Co.
8.375%, 3/15/23	311	301,198
WPP Finance Corp.
5.875%, 6/15/14	150	132,783

		2,158,876

Communications - Telecommunications - 1.3%
AT&T Corp.
7.30%, 11/15/11	125	134,313
8.00%, 11/15/31	15	16,293
BellSouth Corp.
5.20%, 9/15/14	94	94,537
British Telecommunications PLC
8.625%, 12/15/10 (c)	375	390,273
Embarq Corp.
6.738%, 6/01/13	190	177,175
7.082%, 6/01/16	498	448,200
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	275	293,839
8.75%, 3/01/31	160	175,465
Pacific Bell Telephone Co.
6.625%, 10/15/34	230	208,774
Qwest Corp.
7.50%, 10/01/14	295	268,450
7.875%, 9/01/11	265	261,025
8.875%, 3/15/12	230	227,125
Telecom Italia Capital SA
4.00%, 1/15/10	440	433,305
6.00%, 9/30/34	65	44,346
6.375%, 11/15/33	60	43,716
Telus Corp.
8.00%, 6/01/11	65	67,660
US Cellular Corp.
6.70%, 12/15/33	250	188,999
Verizon Communications, Inc.
4.90%, 9/15/15	168	160,511
5.25%, 4/15/13	225	229,677
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	154	158,228
Vodafone Group PLC
5.50%, 6/15/11	220	227,771
7.75%, 2/15/10	85	88,195
7.875%, 2/15/30	100	109,863

		4,447,740

Consumer Cyclical - Entertainment - 0.1%
The Walt Disney Co.
5.50%, 3/15/19	240	242,006

Consumer Cyclical - Other - 0.2%
Marriott International, Inc.
Series J
5.625%, 2/15/13	216	184,377
MDC Holdings, Inc.
5.50%, 5/15/13	140	125,560
Toll Brothers Finance Corp.
6.875%, 11/15/12	135	126,193
Wyndham Worldwide Corp.
6.00%, 12/01/16	70	35,668

		471,798

Consumer Cyclical - Retailers - 0.1%
CVS Corp.
6.125%, 8/15/16	100	100,673
Wal-Mart Stores, Inc.
4.25%, 4/15/13	125	131,465

		232,138

Consumer Non-Cyclical - 1.4%
Avon Products, Inc.
6.50%, 3/01/19	305	300,828
Bottling Group LLC
6.95%, 3/15/14	265	301,313
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	55,117
5.875%, 5/15/13	180	160,413
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	260	256,874
Campbell Soup Co.
6.75%, 2/15/11	260	280,485
The Coca-Cola Co.
5.35%, 11/15/17	280	299,098
ConAgra Foods, Inc.
7.875%, 9/15/10	19	20,057
Diageo Capital PLC
7.375%, 1/15/14	265	291,158
Fortune Brands, Inc.
4.875%, 12/01/13	201	182,160
Johnson & Johnson
5.55%, 8/15/17	270	300,714
Kraft Foods, Inc.
4.125%, 11/12/09	115	116,207
5.25%, 10/01/13	179	186,031
The Kroger Co.
6.80%, 12/15/18	79	82,465
7.25%, 6/01/09	250	251,390

PepsiCo, Inc./NC
4.65%, 2/15/13	285	302,549
Pfizer, Inc.
5.35%, 3/15/15	295	311,239
The Procter & Gamble Co.
4.70%, 2/15/19	294	296,550
Reynolds American, Inc.
7.25%, 6/01/13	150	143,115
7.625%, 6/01/16	250	221,340
Safeway, Inc.
4.95%, 8/16/10	90	91,697
6.50%, 3/01/11	15	15,731
Wyeth
5.50%, 2/01/14	210	220,587

		4,687,118

Energy - 0.5%
Amerada Hess Corp.
7.875%, 10/01/29	80	72,402
Apache Corp.
5.25%, 4/15/13	165	170,869
Baker Hughes, Inc.
6.50%, 11/15/13	150	164,463
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	94,903
Conoco, Inc.
6.95%, 4/15/29	66	65,715
Nabors Industries, Inc.
9.25%, 1/15/19 (b)	315	298,692
Noble Energy, Inc.
8.25%, 3/01/19	303	310,360
The Premcor Refining Group, Inc.
7.50%, 6/15/15	161	156,352
Valero Energy Corp.
4.75%, 6/15/13	80	72,883
6.875%, 4/15/12	290	292,683
Weatherford International Ltd.
5.15%, 3/15/13	125	116,303

		1,815,625

Services - 0.0%
The Western Union Co.
5.93%, 10/01/16	90	83,435

Technology - 0.5%
Cisco Systems, Inc.
5.25%, 2/22/11	280	296,044
Computer Sciences Corp.
5.50%, 3/15/13	180	174,757

Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	375	397,172
International Business Machines Corp.
Series MTN
4.375%, 6/01/09	20	20,051
Motorola, Inc.
6.50%, 9/01/25	175	111,126
7.50%, 5/15/25	35	22,855
7.625%, 11/15/10	49	46,561
Oracle Corp.
4.95%, 4/15/13	147	155,348
5.25%, 1/15/16	390	397,655
Xerox Corp.
7.625%, 6/15/13	55	49,080

		1,670,649

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14	92	83,564

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	75	67,467
CSX Corp.
5.50%, 8/01/13	35	33,340

		100,807

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	51	51,000

		20,156,813

Financial Institutions - 4.0%
Banking - 2.5%
ANZ National International Ltd.
6.20%, 7/19/13 (b)	335	324,109
Bank of America Corp.
4.50%, 8/01/10	260	247,323
4.875%, 1/15/13	285	255,157
Barclays Bank PLC
5.45%, 9/12/12	620	627,715
8.55%, 6/15/11 (b)(d)	50	18,000
The Bear Stearns Co., Inc.
5.55%, 1/22/17	290	243,833
5.70%, 11/15/14	190	180,581
7.625%, 12/07/09	223	226,516
Capital One Bank
6.50%, 6/13/13	155	137,425
Capital One Financial Corp.
4.80%, 2/21/12	155	138,923

5.50%, 6/01/15	33	26,712
6.75%, 9/15/17	43	35,876
Citigroup, Inc.
1.424%, 6/09/09 (e)	60	58,797
4.625%, 8/03/10	175	164,173
5.50%, 4/11/13	230	202,072
6.50%, 8/19/13	260	238,918
Compass Bank
5.50%, 4/01/20	215	151,563
Countrywide Financial Corp.
6.25%, 5/15/16	92	76,541
Series MTN
5.80%, 6/07/12	96	83,370
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	59	52,504
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13	120	118,478
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	200	183,708
5.125%, 1/15/15	140	126,158
6.65%, 5/15/09	135	135,400
7.35%, 10/01/09	60	60,746
7.50%, 2/15/19	295	294,355
JP Morgan Chase & Co.
6.75%, 2/01/11	160	163,103
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	51	33,776
Marshall & Ilsley Bank
4.85%, 6/16/15	250	189,067
5.00%, 1/17/17	205	141,777
Mellon Funding Corp.
3.25%, 4/01/09	105	105,000
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	245	150,282
Morgan Stanley
5.05%, 1/21/11	100	98,320
5.30%, 3/01/13	135	129,810
6.60%, 4/01/12	145	145,652
Series MTN
5.625%, 1/09/12	210	202,065
6.625%, 4/01/18	345	328,960
National City Bank of Cleveland Ohio
6.25%, 3/15/11	250	245,175
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	82,780

Regions Financial Corp.
6.375%, 5/15/12	275	252,329
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	129,440
6.40%, 4/01/09	108	108,000
SouthTrust Corp.
5.80%, 6/15/14	225	196,976
Sovereign Bancorp, Inc.
4.80%, 9/01/10	155	145,847
UBS Preferred Funding Trust I
8.622%, 10/01/10 (d)	40	16,053
UBS Preferred Funding Trust II
7.247%, 6/26/11 (d)	250	77,102
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(d)	330	92,911
Union Bank of California
5.95%, 5/11/16	250	179,204
Union Planters Corp.
7.75%, 3/01/11	183	173,592
US Bancorp
5.30%, 4/28/09	235	235,447
Wachovia Corp.
Series MTN
5.50%, 5/01/13	320	295,057
Wells Fargo & Co.
3.125%, 4/01/09	245	245,000
4.20%, 1/15/10	85	85,027
Zions Banc Corp.
5.50%, 11/16/15	35	22,775

		8,679,480

Brokerage - 0.0%
Lazard Group
6.85%, 6/15/17	160	128,831

Finance - 0.6%
American General Finance Corp.
4.875%, 7/15/12	45	17,947
Series MTN
5.85%, 6/01/13	100	39,690
CIT Group, Inc.
5.00%, 2/01/15	205	124,814
5.85%, 9/15/16	155	87,667
7.625%, 11/30/12	290	213,449
Series MTN
5.125%, 9/30/14	40	24,180
General Electric Capital Corp.
4.80%, 5/01/13	315	295,209
5.625%, 5/01/18	480	417,370

Series MTNA
4.375%, 11/21/11	25	23,422
HSBC Finance Corp.
7.00%, 5/15/12	125	100,338
International Lease Finance Corp.
Series MTN
5.65%, 6/01/14	28	14,589
SLM Corp.
Series MTN
5.125%, 8/27/12	65	35,024
5.40%, 10/25/11	185	114,700
Series MTNA
5.375%, 1/15/13 - 5/15/14	650	348,426

		1,856,825

Insurance - 0.6%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	101,801
The Allstate Corp.
6.125%, 5/15/37 (d)	235	126,900
Assurant, Inc.
5.625%, 2/15/14	135	113,180
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	115	116,647
Genworth Financial, Inc.
5.231%, 5/16/09	59	57,898
Series MTN
6.515%, 5/22/18	315	101,240
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	165	127,164
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)(d)	500	316,517
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13	205	152,374
UnitedHealth Group, Inc.
4.125%, 8/15/09	67	67,063
5.25%, 3/15/11	280	282,396
WellPoint, Inc.
4.25%, 12/15/09	148	148,723
5.25%, 1/15/16	50	45,623
XL Capital Ltd.
5.25%, 9/15/14	135	88,457

		1,845,983

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	105	84,243

HCP, Inc.
Series MTN
5.95%, 9/15/11	340	291,346
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	97,760
8.125%, 5/01/11	225	208,961
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	164,276
Simon Property Group LP
5.00%, 3/01/12	90	76,610
5.625%, 8/15/14	179	143,556

		1,066,752

		13,577,871

Utility - 1.0%
Electric - 0.7%
Carolina Power & Light Co.
6.50%, 7/15/12	275	290,490
Exelon Corp.
6.75%, 5/01/11	25	25,331
FirstEnergy Corp.
Series B
6.45%, 11/15/11	290	290,263
Series C
7.375%, 11/15/31	275	223,788
FPL Group Capital, Inc.
6.35%, 10/01/66 (d)	55	39,600
6.65%, 6/15/67 (d)	170	122,400
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	170	176,490
Nisource Finance Corp.
6.80%, 1/15/19	330	265,195
7.875%, 11/15/10	40	39,306
Pacific Gas & Electric Co.
4.80%, 3/01/14	200	201,052
6.05%, 3/01/34	38	37,185
Progress Energy, Inc.
7.10%, 3/01/11	19	19,697
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	130	145,476
The Southern Co.
Series A
5.30%, 1/15/12	114	118,843
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	488	482,611

		2,477,727

Natural Gas - 0.3%
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	15,204
Energy Transfer Partners LP
6.70%, 7/01/18	195	176,500
7.50%, 7/01/38	225	185,218
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14	125	115,584
Sempra Energy
4.75%, 5/15/09	185	185,188
Texas Eastern Transmission Corp.
7.30%, 12/01/10	160	165,803
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (d)	120	68,400
Williams Co., Inc.
7.875%, 9/01/21	40	37,000

		948,897

Other Utility - 0.0%
Veolia Environnement
6.00%, 6/01/18	210	198,797

		3,625,421

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Gaz Capital SA
6.212%, 11/22/16 (b)	510	377,400

Total Corporates - Investment Grades (cost $42,158,007)		37,737,505

MORTGAGE PASS-THRU’S - 6.3%
Agency Fixed Rate 30-Year - 6.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 10/01/35	1,895	1,937,276
5.50%, 1/01/35	2,027	2,110,282
Series 2007
5.50%, 7/01/35	220	229,499
Series 2008
6.50%, 5/01/35	78	82,522
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	612	633,259
Series 2004
5.50%, 2/01/34 - 11/01/34	915	952,934
6.00%, 9/01/34 - 11/01/34	790	828,037
Series 2005
4.50%, 8/01/35 - 9/01/35	652	667,425

Series 2006
5.00%, 2/01/36	2,335	2,414,208
6.00%, 3/01/36	333	348,757
6.205%, 3/01/36	285	294,074
Series 2007
4.50%, 9/01/35 - 8/01/37	1,878	1,923,859
5.00%, 11/01/35 - 7/01/36	656	678,047
5.50%, 1/01/37 - 8/01/37	3,401	3,542,941
Series 2008
5.50%, 8/01/37	1,556	1,618,438
6.00%, 3/01/37	3,217	3,367,497

		21,629,055

Agency ARMS - 0.0%
Federal National Mortgage Association
Series 2006
5.825%, 11/01/36 (e)	97	101,056

Total Mortgage Pass-Thru’s (cost $20,858,804)		21,730,111

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Non-Agency Fixed Rate CMBS - 4.5%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	1,034	1,008,591
Series 2004-4, Class A3
4.128%, 7/10/42	185	182,314
Series 2004-6, Class A2
4.161%, 12/10/42	134	129,941
Series 2005-6, Class A4
5.35%, 9/10/47	315	242,155
Series 2006-5, Class A4
5.414%, 9/10/47	355	259,523
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.902%, 9/11/38	250	213,154
Series 2007-PW18, Class A4
5.70%, 6/11/50	365	276,797
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.54%, 4/15/40	110	92,219
Series 2008-C7, Class A4
6.298%, 12/10/49	440	326,196
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	130	90,858
Series 2007-C9, Class A4
6.01%, 12/10/49	650	472,679

Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	620	417,663
Series 2006-C4, Class A3
5.467%, 9/15/39	235	155,304
Series 2006-C5, Class A3
5.311%, 12/15/39	345	219,930
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	3	3,215
Series 2004-C1, Class A4
4.75%, 1/15/37	70	60,027
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	360	337,124
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39	520	435,511
Series 2007-GG9, Class A4
5.444%, 3/10/39	670	482,645
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class C
6.878%, 5/03/18 (b)	605	648,142
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	65,621
Series 2006-GG8, Class A2
5.479%, 11/10/39	185	163,271
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	60	51,541
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	134,289
Series 2005-LDP3, Class A2
4.851%, 8/15/42	100	90,966
Series 2005-LDP4, Class A2
4.79%, 10/15/42	190	175,477
Series 2005-LDP5, Class A2
5.198%, 12/15/44	60	55,072
Series 2006-CB14, Class A4
5.481%, 12/12/44	315	220,184
Series 2006-CB15, Class A4
5.814%, 6/12/43	595	420,864
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	254,814
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	240,428

Series 2007-CB18, Class A4
5.44%, 6/12/47	445	287,203
Series 2007-LD11, Class A4
6.01%, 6/15/49	195	134,113
Series 2007-LDPX, Class A3
5.42%, 1/15/49	475	321,015
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	150	130,010
Series 2004-C4, Class A4
5.229%, 6/15/29	40	32,613
Series 2004-C8, Class A2
4.201%, 12/15/29	123	122,300
Series 2005-C1, Class A4
4.742%, 2/15/30	120	95,096
Series 2005-C7, Class A4
5.197%, 11/15/30	50	39,201
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	835,208
Series 2006-C3, Class A4
5.661%, 3/15/39	285	217,053
Series 2006-C4, Class A4
5.883%, 6/15/38	275	208,388
Series 2006-C6, Class A4
5.372%, 9/15/39	660	474,980
Series 2006-C7, Class A3
5.347%, 11/15/38	195	139,257
Series 2007-C1, Class A4
5.424%, 2/15/40	210	142,608
Series 2008-C1, Class A2
6.149%, 4/15/41	650	481,457
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.415%, 11/12/37	40	30,958
Series 2005-MKB2, Class A2
4.806%, 9/12/42	320	309,109
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46	110	78,333
Series 2006-3, Class A4
5.414%, 7/12/46	480	316,027
Series 2007-9, Class A4
5.70%, 9/12/49	440	281,310
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	172,028

Series 2005-HQ5, Class A4
5.168%, 1/14/42	1,035	817,689
Series 2007-IQ15, Class A4
6.08%, 6/11/49	90	64,781
Series 2007-T27, Class A4
5.803%, 6/11/42	210	158,318
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	630	435,482
Series 2007-C31, Class A4
5.509%, 4/15/47	190	119,209
Series 2007-C32, Class A2
5.92%, 6/15/49	640	518,767
Series 2007-C32, Class A3
5.741%, 6/15/49	625	398,350

		15,287,378

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.958%, 3/06/20 (b)(e)	75	49,748

Total Commercial Mortgage-Backed Securities (cost $19,653,513)		15,337,126

AGENCIES - 3.5%
Agency Debentures - 3.5%
Federal Home Loan Bank
4.625%, 10/10/12	115	124,663
5.00%, 11/17/17	3,120	3,408,965
Federal Home Loan Mortgage Corp.
1.625%, 4/26/11	2,142	2,148,323
5.125%, 11/17/17	3,610	4,027,544
Federal National Mortgage Association
6.25%, 5/15/29	740	925,919
6.625%, 11/15/30	1,092	1,432,991

Total Agencies (cost $11,545,651)		12,068,405

GOVERNMENTS - TREASURIES - 1.3%
United States - 1.3%
U.S. Treasury Bonds
4.50%, 2/15/36	2,120	2,442,639
U.S. Treasury Note
1.75%, 1/31/14	695	699,726
U.S. Treasury Notes
2.125%, 1/31/10	1,365	1,382,543

Total Governments - Treasuries (cost $4,125,843)		4,524,908

INFLATION-LINKED SECURITIES - 0.8%
United States - 0.8%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS)		234	240,066
3.00%, 7/15/12 (TIPS)		2,360	2,511,252

Total Inflation-Linked Securities (cost $2,788,551)			2,751,318

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
United Kingdom - 0.6%
Bank of Scotland PLC
Series EMTN
4.625%, 11/04/11	GBP	647	979,030
Barclays Bank PLC
Series EMTN
2.875%, 12/23/11		330	476,947
Lloyds TSB Bank PLC
Series EMTN
4.00%, 11/17/11		126	188,023
Royal Bank of Scotland PLC
Series EMTN
4.125%, 11/14/11		257	385,680

			2,029,680

United States - 0.2%
General Electric Capital Corp.
2.75%, 12/07/11		450	649,426

Total Governments - Sovereign Agencies (cost $2,764,916)			2,679,106

CORPORATES - NON-INVESTMENT GRADES - 0.7%
Industrial - 0.5%
Basic - 0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)		$75	4,313
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)		100	65,000
Stora Enso Oyj
7.375%, 5/15/11		175	146,506
Westvaco Corp.
8.20%, 1/15/30		15	11,825

			227,644

Capital Goods - 0.2%
Hanson Australia Funding Ltd.
5.25%, 3/15/13		120	52,800
Masco Corp.
6.125%, 10/03/16		275	176,489
Mohawk Industries, Inc.
6.625%, 1/15/16		245	180,516
Owens Corning, Inc.
6.50%, 12/01/16		178	130,591

			540,396

Communications - Media - 0.0%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	45	43,762
Clear Channel Communications, Inc.
5.50%, 9/15/14	185	27,750
DirecTV Holdings LLC
6.375%, 6/15/15	40	37,700

		109,212

Communications - Telecommunications - 0.0%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13	45	25,650
Series F
5.95%, 3/15/14	165	91,575
Qwest Communications International, Inc.
7.50%, 2/15/14	25	21,625
Series B
7.50%, 2/15/14	15	12,975

		151,825

Consumer Cyclical - Automotive - 0.0%
Ford Motor Credit Co.
7.375%, 10/28/09	160	143,496
General Motors Corp.
8.25%, 7/15/23	56	6,580

		150,076

Consumer Cyclical - Other - 0.2%
Centex Corp.
5.45%, 8/15/12	99	82,170
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	250	192,500
7.375%, 11/15/15	262	184,710
7.875%, 5/01/12	212	181,260

		640,640

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	25	17,161

Transportation - Airlines - 0.0%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22	79	52,231

		1,889,185

Financial Institutions - 0.1%
Banking - 0.1%
BankAmerica Capital II
Series 2
8.00%, 12/15/26		94	39,713
Northern Rock PLC
5.60%, 4/30/14 (b)(d)	GBP	445	83,438
RBS Capital Trust III
5.512%, 9/30/14 (d)		$125	50,000

			173,151

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 - 8/15/10 (f)		370	47,175
Series MTN
5.00%, 1/14/11 (f)		80	10,200
6.20%, 9/26/14 (f)		33	4,208
Series MTNG
4.80%, 3/13/14 (f)		42	5,355

			66,938

Insurance - 0.0%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		65	24,753

REITS - 0.0%
AMR REAL ESTATE PTR/FIN
7.125%, 2/15/13		45	35,775

			300,617

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16		115	77,912
Edison Mission Energy
7.00%, 5/15/17		95	69,350
NRG Energy, Inc.
7.25%, 2/01/14		105	98,700
7.375%, 2/01/16		35	32,550

			278,512

Total Corporates - Non-Investment Grades (cost $4,414,978)			2,468,314

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Brazil - 0.2%
Republic of Brazil
8.25%, 1/20/34		765	843,413

Peru - 0.2%
Republic of Peru
8.375%, 5/03/16		180	199,890
9.875%, 2/06/15		410	483,800

			683,690

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (b)		610	574,810

Total Governments - Sovereign Bonds (cost $2,124,218)			2,101,913

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Floating Rate - 0.3%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.972%, 4/25/37 (e)	100	2,034
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)	219	203,972
HFC Home Equity Loan Asset Backed Certificates
Series 2007-1, Class M1
0.925%, 3/20/36 (e)	365	105,002
Home Equity Asset Trust
Series 2007-3, Class M1
0.872%, 8/25/37 (e)	275	6,401
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.632%, 11/25/36 (e)	295	200,761
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
0.622%, 1/25/37 (e)	195	135,555
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.65%, 4/25/37 (e)	244	127,463
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.882%, 3/25/37 (e)	125	2,443
RAAC Series
Series 2006-SP3, Class A1
0.602%, 8/25/36 (e)	67	63,190
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
1.122%, 5/25/33 (e)	2	1,432
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.652%, 7/25/37 (e)	300	102,318

		950,571

Credit Cards - Floating Rate - 0.2%
Chase Issuance Trust FRN
Series 2007-A1, Class A1
0.576%, 3/15/13 (e)	640	604,144

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	595	106,968
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB7, Class AF2
5.147%, 11/25/35	22	21,695
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	28	26,427
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	14	14,128

		169,218

Total Asset-Backed Securities (cost $3,411,620)		1,723,933

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	295	203,550
7.75%, 5/29/18 (b)	1,025	727,750

Total Quasi-Sovereigns (cost $1,306,411)		931,300

	Shares
PREFERRED STOCKS - 0.2%
Utility - 0.2%
Other Utility - 0.2%
Dte Energy Trust I
7.80%	20,000	480,000

Industrial - 0.0%
Communications - Telecommunications - 0.0%
Centaur Funding Corp.
9.08% (b)	200	125,500

Financial Institutions - 0.0%
Banking - 0.0%
Royal Bank of Scotland Group PLC
5.75%	10,000	54,100

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	4,750	2,185
Federal National Mortgage Association
8.25% (d)	5,750	4,082

		6,267

Total Preferred Stocks (cost $1,245,116)		665,867

	Principal Amount (000)
CMOS - 0.2%
Non-Agency ARMS - 0.2%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.295%, 2/25/36 (d)	$182	82,367
Series 2006-3, Class 22A1
5.994%, 5/25/36 (d)	243	101,715
Series 2007-1, Class 21A1
5.693%, 1/25/47 (d)	61	24,601
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.12%, 5/25/35 (d)	113	68,936
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (e)	124	61,113
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.11%, 6/26/35 (b)	172	144,186
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.91%, 5/25/36 (d)	77	29,877

		512,795

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
2.633%, 12/25/35 (e)	52	18,703
Series 2006-OA14, Class 3A1
0.468%, 11/25/46 (e)	181	58,329
Series 2007-OA3, Class M1
0.832%, 4/25/47 (e)	185	2,809

Lehman XS Trust
Series 2007-4N, Class M1
0.972%, 3/25/47 (e)	265	2,746

		82,587

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	85	61,072

Total CMOs (cost $1,735,981)		656,454

EMERGING MARKETS - SOVEREIGNS - 0.2%
Indonesia - 0.4%
Indonesia Government International Bond
11.625%, 3/04/19 (b) (cost $481,503)	485	525,012

	Shares
RIGHTS - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
CRH PLC (Dublin) (a)	4,049	88,063
CRH PLC (London) (a)	384	8,367

		96,430

Financials - 0.0%
Commercial Banks - 0.0%
HSBC Holdings PLC (a)	20,208	40,883
Nordea Bank AB (a)	391,600	44,785

Diversified Financial Services - 0.0%
Fortis (a)	5,366	0

		85,668

Total Rights (cost $125,839)		182,098

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.8%
Time Deposit - 7.8%
Bank of New York Mellon
0.01%, 4/01/09 (cost $26,844,000)	$26,844	26,844,000

Total Investments - 100.8% (cost $422,544,162)		345,625,495
Other assets less liabilities - (0.8)%		(2,742,582)

Net Assets - 100.0%		$342,882,913

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DJ EURO STOXX 50	10	June 2009	$257,710	$264,791	$7,081

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 6/15/09	589	$376,236	$407,556	$31,320
Australian Dollar
settling 6/15/09	1,014	647,713	701,633	53,920
Canadian Dollar
settling 4/07/09	100	79,526	79,315	(211)
Euro
settling 6/15/09	1,819	2,281,754	2,416,946	135,192
Euro
settling 6/15/09	350	453,705	465,053	11,348
Euro
settling 6/15/09	474	630,041	629,814	(227)
Euro
settling 6/15/09	677	916,286	899,545	(16,741)
Euro
settling 6/15/09	1,198	1,622,990	1,591,809	(31,181)
Japanese Yen
settling 6/15/09	6,136	67,295	62,063	(5,232)
Japanese Yen
settling 6/15/09	13,791	151,275	139,489	(11,786)
Japanese Yen
settling 6/15/09	27,707	283,680	280,242	(3,438)
Japanese Yen
settling 6/15/09	39,793	405,637	402,486	(3,151)
Japanese Yen
settling 6/15/09	144,226	1,467,411	1,458,772	(8,639)
Japanese Yen
settling 6/15/09	245,230	2,495,065	2,480,376	(14,689)
Japanese Yen
settling 6/15/09	369,025	3,754,604	3,732,499	(22,105)
New Zealand Dollar
settling 6/15/09	598	299,179	339,486	40,307

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
New Zealand Dollar
settling 6/15/09	1,772	$886,532	$1,005,969	$119,437
Norwegian Krone
settling 6/15/09	1,194	177,191	177,211	20
Norwegian Krone
settling 6/15/09	1,336	188,581	198,286	9,705
Norwegian Krone
settling 6/15/09	4,401	619,214	653,188	33,974
Norwegian Krone
settling 6/15/09	6,164	867,265	914,849	47,584
Norwegian Krone
settling 6/15/09	7,764	1,119,910	1,152,318	32,408
Pound Sterling
settling 4/27/09	1,445	2,037,563	2,073,613	36,050
Swedish Krona
settling 6/15/09	795	96,241	96,764	523
Swiss Franc
settling 6/15/09	149	132,080	131,114	(966)
Sale Contracts:
Canadian Dollar
settling 6/15/09	93	74,003	73,823	180
Canadian Dollar
settling 6/15/09	93	75,999	73,823	2,176
Canadian Dollar
settling 6/15/09	111	90,215	88,111	2,104
Canadian Dollar
settling 6/15/09	260	203,019	206,386	(3,367)
Canadian Dollar
settling 6/15/09	1,139	889,378	904,129	(14,751)
Canadian Dollar
settling 6/15/09	2,516	1,964,597	1,997,181	(32,584)
Euro
settling 6/15/09	166	212,712	220,568	(7,856)
Euro
settling 6/15/09	178	223,283	236,513	(13,230)
Euro
settling 6/15/09	465	587,918	617,856	(29,938)
Euro
settling 6/15/09	650	815,360	863,670	(48,310)
Euro
settling 6/15/09	1,204	1,519,460	1,599,782	(80,322)
Hong Kong Dollar
settling 6/15/09	2,236	288,356	288,629	(273)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Japanese Yen
settling 6/15/09	12,581	$127,521	$127,250	$271
Japanese Yen
settling 6/15/09	13,164	133,387	133,147	240
Japanese Yen
settling 6/15/09	19,495	196,544	197,182	(638)
Norwegian Krone
settling 6/15/09	392	61,379	58,180	3,199
Norwegian Krone
settling 6/15/09	1,465	215,425	217,432	(2,007)
Pound Sterling
settling 4/27/09	2	2,652	2,638	14
Pound Sterling
settling 4/27/09	3,329	4,795,723	4,777,335	18,388
Pound Sterling
settling 6/15/09	151	211,468	216,716	(5,248)
Pound Sterling
settling 6/15/09	182	260,779	261,208	(429)
Pound Sterling
settling 6/15/09	185	269,517	265,513	4,004
Pound Sterling
settling 6/15/09	575	833,232	825,244	7,988
Pound Sterling
settling 6/15/09	905	1,318,449	1,298,863	19,586
Pound Sterling
settling 6/15/09	4,057	5,722,601	5,822,637	(100,036)
Swedish Krona
settling 6/15/09	913	112,716	111,127	1,589
Swedish Krona
settling 6/15/09	1,045	113,248	127,194	(13,946)
Swedish Krona
settling 6/15/09	1,192	138,500	145,086	(6,586)
Swedish Krona
settling 6/15/09	1,688	192,128	205,457	(13,329)
Swedish Krona
settling 6/15/09	1,924	208,507	234,182	(25,675)
Swedish Krona
settling 6/15/09	5,005	567,261	609,190	(41,929)
Swiss Franc
settling 6/15/09	196	174,750	172,472	2,278
Swiss Franc
settling 6/15/09	326	278,280	286,866	(8,586)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swiss Franc
settling 6/15/09	1,640	$1,399,939	$1,443,132	$(43,193)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate market value of these securities amounted to $5,944,932 or 1.7% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2009.

(d)	Variable rate coupon, rate shown as of March 31, 2009.

(e)	Floating Rate Security. Stated interest rate was in effect at March 31, 2009.

(f)	Security is in default and is non-income producing.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2009, the fund’s total exposure to subprime investments was 0.46% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $18,290 has been segregated to collateralize margin requirements for the “open futures contract” at March 31, 2009.

Please note: The sector classifications presented herein for the equity securities are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Please note: The issuer classifications presented herein for the fixed income securities are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:

GBP	- Great British Pound

Glossary:

ADR	- American Depositary Receipt
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FDR	- Fiduciary Depositary Receipt
FRN	- Floating Rate Note
GDR	- Global Depositary Receipt
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust
TIPS	- Treasury Inflation Protected Security

VARP Balanced Wealth Strategy Portfolio

FINANCIAL ACCOUNTING STANDARD NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$145,763,904	$7,081
Level 2	194,827,647	3,213
Level 3	5,033,944	– 0	–

Total	$345,625,495	$10,294

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/2008	$4,154,149
Accrued discounts /premiums	545
Realized gain (loss)	(40,353)
Change in unrealized appreciation/depreciation	(122,916)
Net purchases (sales)	270,257
Net transfers in and/or out of Level 3	772,262

Balance as of 3/31/09	$5,033,944

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$(279,100)*

*	The unrealized depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

Global Technology Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Technology Hardware & Equipment - 39.5%
Communications Equipment - 16.9%
Cisco Systems, Inc. (a)	462,100	$7,749,417
Corning, Inc.	169,300	2,246,611
F5 Networks, Inc. (a)	28,800	603,360
Juniper Networks, Inc. (a)	82,000	1,234,920
QUALCOMM, Inc.	163,600	6,365,676
Starent Networks Corp. (a)	57,900	915,399
Tandberg ASA	106,743	1,568,989

		20,684,372

Computers & Peripherals - 17.9%
Apple, Inc. (a)	42,900	4,509,648
EMC Corp. (a)	270,100	3,079,140
Hewlett - Packard Co.	189,600	6,078,576
International Business Machines Corp.	58,500	5,668,065
NetApp, Inc. (a)	104,200	1,546,328
SanDisk Corp. (a)	74,800	946,220

		21,827,977

Electronic Equipment, Instruments & Components - 4.7%
AU Optronics Corp. (Sponsored)(ADR)	155,300	1,302,967
FUJIFILM Holdings Corp.	64,600	1,421,937
HON HAI Precision Industry Co. Ltd.	682,800	1,545,039
Murata Manufacturing Co. Ltd.	36,900	1,431,623

		5,701,566

		48,213,915

Software & Services - 33.8%
Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	48,100	933,140
Equinix, Inc. (a)	16,400	920,860
Google, Inc. - Class A (a)	14,340	4,991,180

		6,845,180

IT Services - 6.9%
Accenture Ltd.-Class A	78,500	2,157,965
Alliance Data Systems Corp. (a)	18,600	687,270

Cap Gemini	51,382	1,651,375
Cognizant Technology Solutions Corp.-Class A (a)	100,200	2,083,158
Global Payments, Inc.	25,800	861,978
Infosys Technologies Ltd. (Sponsored)(ADR)	40,100	1,067,863

		8,509,609

Software - 21.3%
Adobe Systems, Inc. (a)	109,400	2,340,066
Check Point Software Technologies (a)	49,000	1,088,290
McAfee, Inc. (a)	39,200	1,313,200
Microsoft Corp.	243,900	4,480,443
Nintendo Co. Ltd.	7,700	2,252,495
Oracle Corp.	140,000	2,529,800
Red Hat, Inc. (a)	129,600	2,312,064
Salesforce.com, Inc. (a)	53,800	1,760,874
Shanda Interactive Entertainment Ltd. (Sponsored)(ADR) (a)	47,700	1,885,581
SuccessFactors, Inc. (a)	137,300	1,047,599
Symantec Corp. (a)	171,200	2,557,728
Synopsys, Inc. (a)	64,700	1,341,231
VMware, Inc.-Class A (a)	46,400	1,095,968

		26,005,339

		41,360,128

Semiconductors & Semiconductor Equipment - 20.4%
Semiconductors & Semiconductor Equipment - 20.4%
Altera Corp.	82,700	1,451,385
Analog Devices, Inc.	88,800	1,711,176
ASML Holding NV	85,803	1,510,820
Broadcom Corp.-Class A (a)	119,900	2,395,602
Intel Corp.	527,400	7,937,370
KLA-Tencor Corp.	52,700	1,054,000
Lam Research Corp. (a)	56,700	1,291,059
Linear Technology Corp.	78,800	1,810,824
Novellus Systems, Inc. (a)	78,700	1,308,781
PMC-Sierra, Inc. (a)	121,800	777,084

Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored)(ADR)	275,239	2,463,389
Texas Instruments, Inc.	75,300	1,243,203

		24,954,693

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp.-Class A (a)	28,400	864,212
Leap Wireless International, Inc. (a)	38,400	1,339,008

		2,203,220

Media - 1.5%
Media - 1.5%
The DIRECTV Group, Inc. (a)	78,700	1,793,573

Total Investments - 97.0%
(cost $126,997,919) (b)		118,525,529
Other assets less liabilities - 3.0%		3,687,896

Net Assets - 100.0%		$122,213,425

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,711,161 and gross unrealized depreciation of investments was $(12,183,551), resulting in net unrealized depreciation of $(8,472,390).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

Country Breakdown *

March 31, 2009 (unaudited)

Summary

83.8%	United States
4.5%	Taiwan
4.3%	Japan
1.6%	China
1.4%	France
1.3%	Norway
1.3%	Netherlands
0.9%	Israel
0.9%	India

100.0%	Total Investments

*	All data are as of March 31, 2009. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

VARP Global Technology Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$107,143,252		$	– 0	–
Level 2	11,382,277	+		– 0	–
Level 3	– 0	–		– 0	–

Total	$118,525,529		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets give rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 31.1%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	65,900	$1,380,605

Computers & Peripherals - 3.8%
Apple, Inc. (a)	14,914	1,567,760
EMC Corp. (a)	64,000	729,600
NetApp, Inc. (a)	49,200	730,128

		3,027,488

Electronic Equipment, Instruments & Components - 0.6%
Mettler Toledo International, Inc. (a)	10,000	513,300

Internet Software & Services - 2.9%
Google, Inc.-Class A (a)	6,825	2,375,509

IT Services - 8.4%
Accenture Ltd.-Class A	75,600	2,078,244
Alliance Data Systems Corp. (a)	39,400	1,455,830
SAIC, Inc. (a)	171,070	3,193,877

		6,727,951

Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	85,400	1,498,770

Software - 11.8%
Activision Blizzard, Inc. (a)	61,000	638,060
Adobe Systems, Inc. (a)	13,780	294,754
Ansys, Inc. (a)	57,800	1,450,780
Red Hat, Inc. (a)	91,800	1,637,712
Salesforce.com, Inc. (a)	87,200	2,854,056
Symantec Corp. (a)	173,100	2,586,114

		9,461,476

		24,985,099

Health Care - 27.8%
Biotechnology - 10.0%
Amgen, Inc. (a)	13,400	663,568
Celgene Corp. (a)	69,340	3,078,696
Gilead Sciences, Inc. (a)	91,720	4,248,471

		7,990,735

Health Care Equipment & Supplies - 7.6%
Baxter International, Inc.	33,500	1,715,870
Becton Dickinson & Co.	9,700	652,228

Covidien Ltd.	59,700	1,984,428
Varian Medical Systems, Inc. (a)	58,900	1,792,916

		6,145,442

Health Care Providers & Services - 3.4%
Medco Health Solutions, Inc. (a)	65,780	2,719,345

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	16,700	621,908

Pharmaceuticals - 6.0%
Abbott Laboratories	28,800	1,373,760
Schering-Plough Corp.	30,100	708,855
Teva Pharmaceutical Industries Ltd. (Sponsored)(ADR)	60,540	2,727,327

		4,809,942

		22,287,372

Industrials - 10.3%
Aerospace & Defense - 4.1%
Lockheed Martin Corp.	10,300	711,009
Raytheon Co.	67,000	2,608,980

		3,319,989

Construction & Engineering - 2.8%
Fluor Corp.	35,100	1,212,705
Jacobs Engineering Group, Inc. (a)	27,320	1,056,191

		2,268,896

Electrical Equipment - 0.9%
Ametek, Inc.	22,410	700,761

Machinery - 1.6%
Danaher Corp.	23,200	1,257,904

Road & Rail - 0.9%
Norfolk Southern Corp.	21,200	715,500

		8,263,050

Consumer Discretionary - 9.3%
Diversified Consumer Services - 2.7%
Strayer Education, Inc.	12,040	2,165,635

Hotels, Restaurants & Leisure - 1.8%
Yum! Brands, Inc.	52,345	1,438,440

Internet & Catalog Retail - 0.8%
Amazon.Com, Inc. (a)	8,900	653,616

Media - 3.6%
The DIRECTV Group, Inc. (a)	69,515	1,584,247
DreamWorks Animation SKG, Inc.-Class A (a)	36,400	787,696
Liberty Media Corp. - Entertainment Series A (a)	24,300	484,785

		2,856,728

Multiline Retail - 0.4%
Kohl’s Corp. (a)	7,200	304,704

		7,419,123

Consumer Staples - 8.9%
Food & Staples Retailing - 4.8%
CVS Caremark Corp.	19,800	544,302
The Kroger Co.	26,900	570,818
Wal-Mart Stores, Inc.	52,370	2,728,477

		3,843,597

Food Products - 2.5%
General Mills, Inc.	39,850	1,987,718

Tobacco - 1.6%
Philip Morris International, Inc.	36,300	1,291,554

		7,122,869

Energy - 5.7%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	60,000	1,315,800
FMC Technologies, Inc. (a)	18,700	586,619
Schlumberger Ltd.	24,530	996,409

		2,898,828

Oil, Gas & Consumable Fuels - 2.1%
EOG Resources, Inc.	9,500	520,220
Valero Energy Corp.	34,300	613,970
XTO Energy, Inc.	18,000	551,160

		1,685,350

		4,584,178

Financials - 3.8%
Capital Markets - 3.8%
The Charles Schwab Corp.	39,690	615,195
Greenhill & Co., Inc.	33,160	2,448,866

		3,064,061

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp.-Class A (a)	41,800	1,271,974

Total Investments - 98.5%
(cost $80,167,247) (b)		78,997,726
Other assets less liabilities - 1.5%		1,224,811

Net Assets - 100.0%		$80,222,537

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,839,332 and gross unrealized depreciation of investments was $(7,008,853), resulting in net unrealized depreciation of $(1,169,521).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

VARP Growth Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$78,997,726		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$78,997,726		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Health Care - 19.0%
Biotechnology - 3.5%
Amgen, Inc. (a)	274,000	$13,568,480
Biogen Idec, Inc. (a)	338,200	17,728,444

		31,296,924

Health Care Providers & Services - 5.9%
Aetna, Inc.	929,300	22,609,869
AmerisourceBergen Corp. - Class A	106,700	3,484,822
Express Scripts, Inc. - Class A (a)	38,000	1,754,460
Quest Diagnostics, Inc.	172,900	8,209,292
UnitedHealth Group, Inc.	756,000	15,823,080

		51,881,523

Pharmaceuticals - 9.6%
Abbott Laboratories	303,700	14,486,490
Eli Lilly & Co.	504,300	16,848,663
Endo Pharmaceuticals Holdings, Inc. (a)	196,200	3,468,816
Forest Laboratories, Inc. (a)	374,420	8,222,263
Merck & Co., Inc.	601,910	16,101,093
Novartis AG (Sponsored)(ADR)	359,300	13,592,319
Schering-Plough Corp.	511,500	12,045,825

		84,765,469

		167,943,916

Energy - 18.8%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	259,500	7,408,725
Cameron International Corp. (a)	339,520	7,445,674
Noble Corp.	285,040	6,866,613
Tidewater, Inc.	96,900	3,597,897

		25,318,909

Oil, Gas & Consumable Fuels - 16.0%
Anadarko Petroleum Corp.	600,800	23,365,112
Apache Corp.	65,200	4,178,668
Chevron Corp.	117,000	7,867,080
ConocoPhillips	396,800	15,538,688

Exxon Mobil Corp.	332,300	22,629,630
Marathon Oil Corp.	211,400	5,557,706
Occidental Petroleum Corp.	427,840	23,809,296
Total SA (Sponsored)(ADR)	511,450	25,091,737
Valero Energy Corp.	758,900	13,584,310

		141,622,227

		166,941,136

Industrials - 17.4%
Aerospace & Defense - 11.1%
Goodrich Corp.	472,400	17,899,236
Honeywell International, Inc.	469,370	13,076,648
L-3 Communications Holdings, Inc.	421,060	28,547,868
Raytheon Co.	923,110	35,945,904
United Technologies Corp.	78,400	3,369,632

		98,839,288

Construction & Engineering - 2.0%
Fluor Corp.	511,980	17,688,909

Electrical Equipment - 0.4%
Hubbell, Inc. - Class B	126,020	3,397,499

Machinery - 1.8%
AGCO Corp. (a)	161,485	3,165,106
Dover Corp.	160,200	4,226,076
Joy Global, Inc.	387,400	8,251,620

		15,642,802

Road & Rail - 1.4%
Norfolk Southern Corp.	358,500	12,099,375

Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	349,470	6,332,396

		154,000,269

Information Technology - 13.9%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	290,000	6,075,500

Computers & Peripherals - 1.4%
EMC Corp. (a)	526,500	6,002,100
NetApp, Inc. (a)	459,300	6,816,012

		12,818,112

Internet Software & Services - 0.7%
VeriSign, Inc. (a)	307,500	5,802,525

IT Services - 7.4%
Accenture Ltd. - Class A	784,100	21,554,909
Alliance Data Systems Corp. (a)	510,100	18,848,195
SAIC, Inc. (a)	1,372,300	25,620,841

		66,023,945

Software - 3.7%
Adobe Systems, Inc. (a)	152,100	3,253,419
Autodesk, Inc. (a)	211,800	3,560,358
Symantec Corp. (a)	1,725,600	25,780,464

		32,594,241

		123,314,323

Financials - 10.7%
Capital Markets - 0.9%
BlackRock, Inc. - Class A	39,000	5,071,560
TD Ameritrade Holding Corp. (a)	211,660	2,923,024

		7,994,584

Insurance - 9.8%
ACE Ltd.	376,160	15,196,864
Arch Capital Group Ltd. (a)	422,777	22,770,770
Axis Capital Holdings Ltd.	1,189,280	26,806,371
Loews Corp.	546,670	12,081,407
RenaissanceRe Holdings Ltd.	203,180	10,045,219

		86,900,631

		94,895,215

Consumer Staples - 6.5%
Food & Staples Retailing - 0.9%
Safeway, Inc.	369,100	7,452,129

Tobacco - 5.6%
Lorillard, Inc.	450,760	27,829,923
Philip Morris International, Inc.	614,600	21,867,468

		49,697,391

		57,149,520

Consumer Discretionary - 4.1%
Auto Components - 0.6%
WABCO Holdings, Inc.	410,390	5,051,901

Media - 3.5%
The DIRECTV Group, Inc. (a)	374,900	8,543,971
DISH Network Corp. - Class A (a)	756,330	8,402,826
Time Warner Cable, Inc. - Class A	137,395	3,407,384
Time Warner, Inc.	547,367	10,564,177

		30,918,358

		35,970,259

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
CenturyTel, Inc.	112,900	3,174,748
Qwest Communications International, Inc.	4,316,300	14,761,746
Verizon Communications, Inc.	228,000	6,885,600

		24,822,094

Utilities - 2.7%
Electric Utilities - 2.1%
Entergy Corp.	273,200	18,602,188

Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	190,100	5,602,247

		24,204,435

Materials - 2.1%
Chemicals - 2.1%
CF Industries Holdings, Inc.	98,500	7,006,305
FMC Corp.	117,980	5,089,657
The Mosaic Co.	160,300	6,729,394

		18,825,356

Total Investments - 98.0% (cost $1,010,340,458) (b)		868,066,523
Other assets less liabilities - 2.0%		17,785,426

Net Assets - 100.0%		$885,851,949

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,459,075 and gross unrealized depreciation of investments was $(163,733,010), resulting in net unrealized depreciation of $(142,273,935).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

VARP Growth & Income Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$868,066,523		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$868,066,523		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.7%
Industrial - 16.7%
Basic - 2.4%
ArcelorMittal
6.125%, 6/01/18	$555	$401,515
6.50%, 4/15/14	165	129,656
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	407	418,434
The Dow Chemical Co.
7.375%, 11/01/29	15	9,671
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	239	252,651
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	235	225,013
International Paper Co.
5.30%, 4/01/15	190	133,652
7.40%, 6/15/14	520	428,971
7.95%, 6/15/18	310	236,278
Packaging Corp. of America
5.75%, 8/01/13	155	143,016
PPG Industries, Inc.
5.75%, 3/15/13	455	463,330
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	460	402,574
Southern Copper Corp.
7.50%, 7/27/35	295	213,958
United States Steel Corp.
5.65%, 6/01/13	495	373,809
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	124	115,320

		3,947,848

Capital Goods - 1.5%
Allied Waste North America, Inc.
6.375%, 4/15/11	174	172,260
Boeing Co.
6.00%, 3/15/19	400	410,833

Caterpillar Financial Services
4.50%, 6/15/09	115	115,145
Fisher Scientific International, Inc.
6.125%, 7/01/15	230	228,435
6.75%, 8/15/14	171	172,294
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)	185	167,333
John Deere Capital Corp.
5.25%, 10/01/12	410	413,991
Textron Financial Corp.
5.125%, 11/01/10	100	75,066
Tyco International Finance SA
6.00%, 11/15/13	155	145,833
8.50%, 1/15/19	195	201,277
United Technologies Corp.
4.875%, 5/01/15	246	257,774
Waste Management, Inc.
6.875%, 5/15/09	205	205,485

		2,565,726

Communications - Media - 1.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	170	150,262
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	280	307,586
Comcast Cable Communications, Inc.
6.875%, 6/15/09	250	251,585
Comcast Corp.
5.30%, 1/15/14	325	315,524
News America Holdings, Inc.
6.55%, 3/15/33	210	167,470
9.25%, 2/01/13	160	169,751
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	185	189,682
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	48,771
5.50%, 5/15/15	185	123,706
11.25%, 2/01/19	255	220,552
TCI Communications, Inc.
7.875%, 2/15/26	210	192,884
Time Warner Cable, Inc.
7.50%, 4/01/14	145	147,840
Time Warner Entertainment Co.
8.375%, 3/15/23	550	532,665
WPP Finance Corp.
5.875%, 6/15/14	120	106,227

		2,924,505

Communications - Telecommunications - 3.1%
Alltel Corp.
7.875%, 7/01/32	170	172,795
AT&T Corp.
8.00%, 11/15/31	20	21,724
British Telecommunications PLC
8.625%, 12/15/10 (b)	310	322,626
Embarq Corp.
6.738%, 6/01/13	420	391,650
7.082%, 6/01/16	855	769,500
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	250	274,164
Pacific Bell Telephone Co.
6.625%, 10/15/34	535	485,627
Qwest Corp.
7.50%, 10/01/14	400	364,000
8.875%, 3/15/12	520	513,500
Telecom Italia Capital SA
4.00%, 1/15/10	380	374,218
6.375%, 11/15/33	40	29,144
US Cellular Corp.
6.70%, 12/15/33	575	434,697
Verizon Communications, Inc.
4.90%, 9/15/15	240	229,301
5.25%, 4/15/13	290	296,028
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	179	183,914
Vodafone Group PLC
5.50%, 6/15/11	200	207,065

		5,069,953

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
4.875%, 6/15/10	110	106,837

Consumer Cyclical - Entertainment - 0.2%
The Walt Disney Co.
5.50%, 3/15/19	330	332,758

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	502	428,507
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	33,740
6.875%, 11/15/12	95	88,802

		551,049

Consumer Cyclical - Retailers - 0.1%
Wal-Mart Stores, Inc.
4.25%, 4/15/13		225	236,637

Consumer Non-Cyclical - 4.3%
Abbott Laboratories
5.375%, 5/15/09		215	215,868
Avon Products, Inc.
6.50%, 3/01/19		410	404,391
Bottling Group LLC
6.95%, 3/15/14		355	403,646
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		206	164,552
5.875%, 5/15/13		350	311,915
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		350	345,792
Campbell Soup Co.
6.75%, 2/15/11		335	361,394
The Coca-Cola Co.
5.35%, 11/15/17		380	405,919
ConAgra Foods, Inc.
7.875%, 9/15/10		102	107,675
Diageo Capital PLC
7.375%, 1/15/14		360	395,535
Fortune Brands, Inc.
4.875%, 12/01/13		374	338,944
5.125%, 1/15/11		115	112,865
Johnson & Johnson
5.55%, 8/15/17		370	412,090
Kraft Foods, Inc.
4.125%, 11/12/09		415	419,358
5.25%, 10/01/13		220	228,641
The Kroger Co.
6.80%, 12/15/18		229	239,045
PepsiCo, Inc./NC
4.65%, 2/15/13		385	408,706
Pfizer, Inc.
5.35%, 3/15/15		405	427,294
Series INTL
1.80%, 2/22/16	JPY	20,000	199,253
The Procter & Gamble Co.
4.70%, 2/15/19		$402	405,487
Reynolds American, Inc.
7.25%, 6/01/13		105	100,181
7.625%, 6/01/16		395	349,717
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		84	71,820
Wyeth
5.50%, 2/01/14		251	263,654

			7,093,742

Energy - 1.6%
Amerada Hess Corp.
7.875%, 10/01/29	165	149,328
Apache Corp.
5.25%, 4/15/13	225	233,003
Baker Hughes, Inc.
6.50%, 11/15/13	205	224,766
Canadian Natural Resources Ltd.
5.15%, 2/01/13	60	56,942
Conoco, Inc.
6.95%, 4/15/29	155	154,331
Nabors Industries, Inc.
9.25%, 1/15/19 (a)	425	402,997
Noble Energy, Inc.
8.25%, 3/01/19	406	415,863
TNK-BP Finance SA
7.50%, 7/18/16 (a)	100	69,000
Valero Energy Corp.
6.875%, 4/15/12	515	519,765
Vastar Resources, Inc.
6.50%, 4/01/09	215	215,000
Weatherford International Ltd.
5.15%, 3/15/13	195	181,432
6.00%, 3/15/18	35	28,563

		2,650,990

Technology - 1.2%
Cisco Systems, Inc.
5.25%, 2/22/11	380	401,774
Computer Sciences Corp.
5.50%, 3/15/13	280	271,845
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	566	599,464
International Business Machines Corp.
Series MTN
4.375%, 6/01/09	90	90,229
Motorola, Inc.
6.50%, 9/01/25	125	79,375
7.50%, 5/15/25	25	16,325
7.625%, 11/15/10	22	20,905
Oracle Corp.
4.95%, 4/15/13	239	252,572
Oracle Corp. and Ozark Holding, Inc.
5.00%, 1/15/11	140	146,775
Xerox Corp.
7.625%, 6/15/13	40	35,695

		1,914,959

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18		120	107,947
Norfolk Southern Corp.
6.20%, 4/15/09		110	110,025

			217,972

			27,612,976

Financial Institutions - 10.5%
Banking - 6.8%
American Express Centurion
Series MTN
4.375%, 7/30/09		250	247,354
American Express Co.
4.75%, 6/17/09		98	98,219
ANZ National International Ltd.
6.20%, 7/19/13 (a)		240	232,198
Bank of America Corp.
4.875%, 1/15/13		660	590,890
5.375%, 9/11/12		375	346,332
Barclays Bank PLC
5.75%, 9/14/26	GBP	75	72,744
8.55%, 6/15/11 (a)(c)		$365	131,400
The Bear Stearns Co., Inc.
5.55%, 1/22/17		394	331,277
5.70%, 11/15/14		450	427,693
7.625%, 12/07/09		215	218,390
Capital One Bank
6.50%, 6/13/13		140	124,126
Capital One Bank USA NA
5.00%, 6/15/09		100	99,658
Capital One Financial Corp.
4.80%, 2/21/12		470	421,251
5.50%, 6/01/15		42	33,997
6.75%, 9/15/17		45	37,545
Citigroup, Inc.
4.625%, 8/03/10		107	100,380
5.50%, 4/11/13		350	307,500
6.50%, 8/19/13		355	326,215
Compass Bank
5.50%, 4/01/20		250	176,236
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12		229	198,872

Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11		4	3,560
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13		159	156,983
Deutsche Bank Financial, Inc.
7.50%, 4/25/09		215	215,142
The Goldman Sachs Group, Inc.
4.75%, 7/15/13		460	422,527
7.35%, 10/01/09		95	96,182
7.50%, 2/15/19		390	389,147
Huntington National Bank
4.375%, 1/15/10		250	241,849
JP Morgan Chase & Co.
4.75%, 5/01/13		615	596,130
6.75%, 2/01/11		285	290,527
Marshall & Ilsley Bank
5.00%, 1/17/17		175	121,029
Marshall & Ilsley Corp.
4.375%, 8/01/09		175	174,220
5.626%, 8/17/09		105	102,134
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		535	328,166
Morgan Stanley
6.60%, 4/01/12		320	321,439
Series MTN
5.625%, 1/09/12		480	461,864
6.625%, 4/01/18		465	443,381
National City Bank of Cleveland Ohio
6.25%, 3/15/11		250	245,175
National Westminster Bank
6.50%, 9/07/21	GBP	50	52,247
Regions Financial Corp.
6.375%, 5/15/12		$215	197,275
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(c)		135	62,100
Standard Chartered PLC
6.409%, 1/30/17 (a)(c)		100	45,500
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)		180	72,240
UFJ Finance Aruba AEC
6.75%, 7/15/13		240	246,928
Union Bank of California
5.95%, 5/11/16		660	473,097
Union Planters Corp.
7.75%, 3/01/11		143	135,648

US Bancorp
5.30%, 4/28/09		220	220,418
VTB Capital SA
6.609%, 10/31/12 (a)		135	108,000
Wachovia Corp.
Series MTN
5.50%, 5/01/13		505	465,637
Zions Banc Corp.
5.50%, 11/16/15		105	68,326

			11,279,148

Finance - 2.2%
CIT Group, Inc.
5.00%, 2/01/15		240	146,124
5.85%, 9/15/16		360	203,613
7.625%, 11/30/12		435	320,174
Series MTN
5.125%, 9/30/14		195	117,875
General Electric Capital Corp.
4.80%, 5/01/13		435	407,669
5.625%, 5/01/18		455	395,632
Series MTNA
4.375%, 11/21/11		155	145,218
HSBC Finance Corp.
7.00%, 5/15/12		280	224,756
International Lease Finance Corp.
3.50%, 4/01/09		350	350,000
Series MTN
5.65%, 6/01/14		65	33,868
SLM Corp.
Series A
5.45%, 4/25/11		235	150,329
Series MTN
5.125%, 8/27/12		145	78,131
5.40%, 10/25/11		405	251,100
Series MTNA
4.50%, 7/26/10		90	67,500
5.375%, 1/15/13 - 5/15/14		1,220	650,208

			3,542,197

Insurance - 1.1%
The Allstate Corp.
6.125%, 5/15/37 (c)		530	286,200
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09		97	96,986
Genworth Financial, Inc.
1.60%, 6/20/11	JPY	15,000	62,998
5.231%, 5/16/09		$150	147,198
Series MTN
6.515%, 5/22/18		520	167,127

Humana, Inc.
6.30%, 8/01/18	215	169,745
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	145	111,750
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13	325	241,568
UnitedHealth Group, Inc.
4.125%, 8/15/09	82	82,077
5.25%, 3/15/11	95	95,813
WellPoint, Inc.
4.25%, 12/15/09	72	72,352
XL Capital Ltd.
5.25%, 9/15/14	300	196,571
6.25%, 5/15/27	200	111,535

		1,841,920

Other Finance - 0.0%
Aiful Corp.
6.00%, 12/12/11 (a)	125	31,250

REITS - 0.4%
HCP, Inc.
Series MTN
5.95%, 9/15/11	225	192,803
Simon Property Group LP
5.00%, 3/01/12	220	187,269
5.625%, 8/15/14	420	336,835

		716,907

		17,411,422

Utility - 2.9%
Electric - 2.0%
Carolina Power & Light Co.
6.50%, 7/15/12	480	507,038
Exelon Corp.
6.75%, 5/01/11	95	96,259
FirstEnergy Corp.
Series B
6.45%, 11/15/11	405	405,367
Series C
7.375%, 11/15/31	420	341,785
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	240	249,162
Nisource Finance Corp.
6.80%, 1/15/19	550	441,992
7.875%, 11/15/10	110	108,091

Pacific Gas & Electric Co.
4.80%, 3/01/14	215	216,131
6.05%, 3/01/34	125	122,318
Progress Energy, Inc.
7.10%, 3/01/11	73	75,679
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	210	235,000
The Southern Co.
Series A
5.30%, 1/15/12	156	162,627
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	232,405
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)	204	120,360

		3,314,214

Natural Gas - 0.7%
Duke Energy Field Services Corp.
7.875%, 8/16/10	70	70,952
Energy Transfer Partners LP
6.70%, 7/01/18	440	398,257
7.50%, 7/01/38	505	415,710
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14	95	87,844
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	235	133,950
Williams Co., Inc.
7.875%, 9/01/21	105	97,125

		1,203,838

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	350	331,328

		4,849,380

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
Gaz Capital SA
6.212%, 11/22/16 (a)	460	340,400
6.51%, 3/07/22 (a)	857	559,335

		899,735

Total Corporates - Investment Grades (cost $56,636,359)		50,773,513

MORTGAGE PASS-THRU’S - 19.8%
Agency Fixed Rate 30-Year - 19.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 10/01/35	4,307	4,402,267
5.50%, 1/01/35	7,425	7,728,022
Series 2007
5.50%, 7/01/35	296	308,054

Federal National Mortgage Association
Series 2002
7.00%, 3/01/32	36	38,861
Series 2003
5.00%, 11/01/33	301	312,064
5.50%, 4/01/33 - 7/01/33	1,209	1,260,569
Series 2004
5.50%, 4/01/34 - 11/01/34	1,001	1,042,993
6.00%, 9/01/34	557	584,030
Series 2005
4.50%, 8/01/35	912	932,833
5.00%, 10/01/35	2,359	2,439,089
5.50%, 2/01/35	1,203	1,253,380
Series 2006
5.00%, 2/01/36	2,116	2,188,123
6.205%, 3/01/36	387	399,940
6.50%, 9/01/36 - 11/01/36	1,808	1,907,085
Series 2007
4.50%, 9/01/35 - 8/01/37	1,098	1,124,815
5.00%, 7/01/36	327	338,291
Series 2008
6.00%, 3/01/37	4,316	4,517,977
Government National Mortgage Association
Series 1994
9.00%, 9/15/24	6	6,124
Series 2006
6.00%, 7/15/36	1,004	1,051,437

		31,835,954

Agency ARMS - 0.5%
Federal Home Loan Mortgage Corp.
Series 2007
6.076%, 1/01/37 (d)	218	225,475
Federal National Mortgage Association
Series 2006
5.825%, 11/01/36 (d)	596	617,463

		842,938

Total Mortgage Pass-Thru’s (cost $31,512,023)		32,678,892

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7%
Non-Agency Fixed Rate CMBS - 12.7%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	312	303,899

Series 2004-4, Class A3
4.128%, 7/10/42	380	373,743
Series 2004-6, Class A2
4.161%, 12/10/42	503	487,280
Series 2005-6, Class A4
5.35%, 9/10/47	470	361,310
Series 2006-5, Class A4
5.414%, 9/10/47	455	332,628
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41	505	389,006
Series 2005-T18, Class A4
4.933%, 2/13/42	530	414,099
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/49	1,085	789,010
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	1,095	737,646
Series 2006-C5, Class A3
5.311%, 12/15/39	225	143,432
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	26	25,720
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	455	426,087
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	450	411,273
Series 2005-GG3, Class A2
4.305%, 8/10/42	525	505,746
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	302,122
Series 2007-GG9, Class A2
5.381%, 3/10/39	1,090	912,898
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,115	803,208
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	300	246,080
Series 2006-GG8, Class A2
5.479%, 11/10/39	1,070	944,322

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	95	81,607
Series 2005-LDP1, Class A4
5.038%, 3/15/46	550	424,072
Series 2005-LDP3, Class A2
4.851%, 8/15/42	405	368,411
Series 2005-LDP4, Class A2
4.79%, 10/15/42	421	388,557
Series 2005-LDP5, Class A2
5.198%, 12/15/44	360	330,431
Series 2006-CB14, Class A4
5.481%, 12/12/44	545	380,954
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,035	732,092
Series 2006-CB17, Class A4
5.429%, 12/12/43	420	288,513
Series 2007-C1, Class A4
5.716%, 2/15/51	1,115	666,022
Series 2007-LD11, Class A4
6.01%, 6/15/49	1,105	759,975
Series 2007-LDPX, Class A3
5.42%, 1/15/49	1,110	750,162
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	430	372,694
Series 2004-C4, Class A4
5.40%, 6/15/29	830	676,715
Series 2004-C8, Class A2
4.201%, 12/15/29	414	410,929
Series 2005-C1, Class A4
4.742%, 2/15/30	365	289,251
Series 2005-C7, Class A4
5.197%, 11/15/30	340	266,568
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	945,806
Series 2006-C6, Class A4
5.372%, 9/15/39	475	341,842
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	706,472
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41	655	522,112

Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,080	746,540
Series 2007-C31, Class A4
5.509%, 4/15/47	1,100	690,160
Series 2007-C32, Class A2
5.92%, 6/15/49	605	490,397
Series 2007-C32, Class A3
5.93%, 6/15/49	615	391,977

Total Commercial Mortgage-Backed Securities (cost $26,500,009)		20,931,768

GOVERNMENTS - TREASURIES - 4.9%
Treasuries - 4.9%
United States - 4.9%
U.S. Treasury Bonds
4.50%, 2/15/36	275	316,852
U.S. Treasury Notes
1.75%, 1/31/14	1,390	1,399,452
4.25%, 11/15/17	2,075	2,353,828
U.S. Treasury STRIPS
Zero Coupon, 2/15/21	1,635	1,071,786
Zero Coupon, 11/15/21	4,685	2,962,986

Total Governments - Treasuries (cost $7,596,639)		8,104,904

AGENCIES - 3.8%
Agency Debentures - 3.8%
Federal Home Loan Mortgage Corp.
1.625%, 4/26/11	2,933	2,941,658
4.75%, 1/19/16	1,810	2,000,235
Federal National Mortgage Association
6.25%, 5/15/29	1,020	1,276,267

Total Agencies (cost $6,033,988)		6,218,160

CORPORATES - NON-INVESTMENT GRADES - 3.5%
Industrial - 2.9%
Basic - 0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	10,292
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	228	148,200
9.75%, 7/29/13 (a)	200	130,000
Westvaco Corp.
8.20%, 1/15/30	50	39,418

		327,910

Capital Goods - 0.9%
Bombardier, Inc.
6.30%, 5/01/14 (a)	270	190,350
8.00%, 11/15/14 (a)	225	164,812
Case Corp.
7.25%, 1/15/16	170	124,100
Case New Holland, Inc.
7.125%, 3/01/14	175	128,625
Masco Corp.
6.125%, 10/03/16	635	407,528
Mohawk Industries, Inc.
6.625%, 1/15/16	550	405,241
United Rentals North America, Inc.
7.75%, 11/15/13	220	119,900

		1,540,556

Communications - Media - 0.3%
CCH I LLC
11.75%, 5/15/14 (e)+	420	4,725
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	35,700
DirecTV Holdings LLC
6.375%, 6/15/15	216	203,580
Quebecor Media, Inc.
7.75%, 3/15/16	230	174,800
RH Donnelley Corp.
Series A-4
8.875%, 10/15/17	545	29,975
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	70	14,000

		462,780

Communications - Telecommunications - 0.5%
Digicel Ltd.
9.25%, 9/01/12 (a)	161	142,083
Frontier Communications Corp.
6.25%, 1/15/13	210	190,312
Inmarsat Finance PLC
10.375%, 11/15/12 (e)	155	158,875
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	140	74,200
Sprint Capital Corp.
6.875%, 11/15/28	235	143,350
8.75%, 3/15/32	75	50,250

		759,070

Consumer Cyclical - Automotive - 0.3%
Affinia Group, Inc.
9.00%, 11/30/14	85	31,450
Ford Motor Co.
7.45%, 7/16/31	364	115,570
Ford Motor Credit Co.
4.01%, 1/13/12 (d)	240	151,200
7.00%, 10/01/13	204	136,407

General Motors Corp.
8.25%, 7/15/23	289	33,958
8.375%, 7/15/33	320	38,400
Lear Corp.
Series B
8.75%, 12/01/16	195	39,975
Visteon Corp.
7.00%, 3/10/14	165	8,250

		555,210

Consumer Cyclical - Other - 0.6%
Broder Brothers Co.
Series B
11.25%, 10/15/10	77	11,935
Greektown Holdings LLC
10.75%, 12/01/13 (a)(f)	90	4,500
Harrah’s Operating Co., Inc.
10.75%, 2/01/16	160	30,400
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	550	423,500
7.375%, 11/15/15	379	267,195
7.875%, 5/01/12	362	309,510

		1,047,040

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	45	30,891

Services - 0.0%
Travelport LLC
9.875%, 9/01/14	35	13,825

Technology - 0.1%
Avago Technologies Finance
10.125%, 12/01/13	110	97,900

Transportation - Airlines - 0.0%
Continental Airlines, Inc.
Series RJO3
7.875%, 7/02/18	39	20,999

		4,856,181

Utility - 0.4%
Electric - 0.3%
Dynegy Holdings, Inc.
8.375%, 5/01/16	205	138,887
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	195	147,713
Reliant Energy, Inc.
7.875%, 6/15/17	155	122,450

		409,050

Natural Gas - 0.1%
Enterprise Products Operating LLC
8.375%, 8/01/66 (c)	305	204,350

		613,400

Financial Institutions - 0.2%
Banking - 0.1%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	98	41,403
RBS Capital Trust III
5.512%, 9/30/14 (c)	335	134,000
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)	115	51,750

		227,153

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (f)	43	5,482
Series MTN
6.20%, 9/26/14 (f)	75	9,563

		15,045

Insurance - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	95	74,100
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	80	30,466

		104,566

		346,764

Total Corporates - Non-Investment Grades (cost $10,500,090)		5,816,345

GOVERNMENTS - SOVEREIGN BONDS - 2.9%
Brazil - 1.8%
Republic of Brazil
8.25%, 1/20/34	1,600	1,764,000
8.875%, 10/14/19 - 4/15/24	946	1,104,587
11.00%, 8/17/40	141	179,070

		3,047,657

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16	255	283,177
9.875%, 2/06/15	555	654,900

		938,077

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (a)	845	796,055

Total Governments - Sovereign Bonds (cost $4,567,000)		4,781,789

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS)		1,861	1,909,614
3.00%, 7/15/12 (TIPS)		1,943	2,067,723

Total Inflation-Linked Securities (cost $3,952,014)			3,977,337

GOVERNMENTS - SOVEREIGN AGENCIES - 2.2%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	75,557

United Kingdom - 1.6%
Barclays Bank PLC
Series EMTN
2.875%, 12/23/11	GBP	440	635,929
Lloyds TSB Bank PLC
Series EMTN
4.00%, 11/17/11		162	241,745
Royal Bank of Scotland PLC
Series EMTN
4.125%, 11/14/11		326	489,228
Bank of Scotland PLC
Series EMTN
4.625%, 11/04/11		890	1,346,733

			2,713,635

United States - 0.5%
General Electric Capital Corp.
2.75%, 12/07/11		550	793,743

Total Governments - Sovereign Agencies (cost $3,695,058)			3,582,935

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Floating Rate - 0.5%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.599%, 12/25/32 (d)		$123	80,096
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (b)		252	234,588
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.692%, 12/25/35 (d)		39	35,802
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.805%, 1/20/35 (d)		138	91,328

Home Equity Asset Trust
Series 2007-2, Class M1
0.952%, 7/25/37 (d)	475	8,650
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.632%, 11/25/36 (d)	490	333,467
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.882%, 3/25/37 (d)	160	3,127
RAAC Series
Series 2006-SP3, Class A1
0.602%, 8/25/36 (d)	35	33,294
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.692%, 3/25/35 (d)	22	20,541
Series 2005-RZ1, Class A2
0.722%, 4/25/35 (d)	45	41,364

		882,257

Credit Cards - Floating Rate - 0.5%
Chase Issuance Trust FRN
Series 2007-A1, Class A1
0.576%, 3/15/13 (d)	875	825,979

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	105	69,496
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	435	78,169
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB7, Class AF2
5.147%, 11/25/35	18	17,093
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	30	28,787
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	24	23,546

		217,091

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	100	70,000

Total Asset-Backed Securities (cost $3,321,742)		1,995,327

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Russia - 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	377	260,130
7.75%, 5/29/18 (a)	1,610	1,143,100

Total Quasi-Sovereigns (cost $1,978,803)		1,403,230

CMOS - 0.7%
Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.994%, 5/25/36 (c)	149	62,499
Series 2007-1, Class 21A1
5.693%, 1/25/47 (c)	234	95,124
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.12%, 5/25/35 (c)	403	246,198
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)	478	236,195
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.91%, 5/25/36 (c)	213	82,841

		722,857

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
2.633%, 12/25/35 (d)	139	50,124
Series 2007-OA3, Class M1
0.832%, 4/25/47 (d)	145	2,201
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.063%, 7/25/36 (c)	421	201,783
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
2.333%, 2/25/47 (d)	342	105,397
Series 2007-OA3, Class B1
0.972%, 4/25/47 (d)	449	8,269

		367,774

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.694%, 5/28/35 (d)	50	43,235

Total CMOs (cost $3,022,465)		1,133,866

EMERGING MARKETS - SOVEREIGNS - 0.4%
Indonesia - 0.4%
Indonesia Government International Bond
11.625%, 3/04/19 (a) (cost $677,083)	682	738,265

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	231	205,590

Financial Institutions - 0.1%
Other Finance - 0.1%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)	100	52,693

Total Emerging Markets - Corporate Bonds (cost $330,344)		258,283

SUPRANATIONALS - 0.1%
European Investment Bank
4.875%, 2/15/36 (cost $109,788)	110	108,453

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
REITS - 0.0%
Sovereign REIT
12.00% (a)	93	56,846

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	2,400	1,104
Federal National Mortgage Association
8.25% (c)	2,950	2,095

		3,199

Total Preferred Stocks (cost $221,408)		60,045

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 13.0%
Time Deposit - 13.0%
Bank of New York Mellon
0.01%, 4/01/09 (cost $21,580,000)	$21,580	21,580,000

Total Investments - 99.3% (cost $182,234,771) (g)		164,143,112
Other assets less liabilities - 0.7%		1,179,813

Net Assets - 100.0%		$165,322,925

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$15,525	9/17/10	SIFMA	*	2.7875%	$348,204
Citibank	845	9/17/18	SIFMA	*	4.1525%	94,533

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 4/08/09	1,223	$790,022	$850,093	$60,071
Australian Dollar
settling 4/08/09	1,264	806,826	878,127	71,301
Canadian Dollar
settling 4/23/09	66	52,767	52,318	(449)
Euro
settling 5/07/09	1,335	1,730,409	1,772,841	42,432
New Zealand Dollar
settling 5/20/09	1,626	814,269	923,845	109,576
Norwegian Krone
settling 6/03/09	11,566	1,743,130	1,717,970	(25,160)
Pound Sterling
settling 4/27/09	1,812	2,554,784	2,599,549	44,765
Swedish Krona
settling 5/28/09	28,761	3,385,703	3,501,090	115,387
Swiss Franc
settling 5/22/09	214	190,761	188,290	(2,471)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 5/07/09	2,624	$3,293,645	$3,485,020	$(191,375)
Japanese Yen
settling 5/14/09	11,707	118,349	118,362	13
New Zealand Dollar
settling 5/20/09	1,619	826,733	920,023	(93,290)
Pound Sterling
settling 4/27/09	1	863	858	5
Pound Sterling
settling 4/27/09	4,396	6,331,796	6,306,462	25,334
Swedish Krona
settling 5/28/09	14,793	1,737,442	1,800,822	(63,380)
Swiss Franc
settling 5/22/09	3,877	3,462,498	3,410,953	51,545

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate market value of these securities amounted to $7,262,424 or 4.4% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2009.

(c)	Variable rate coupon, rate shown as of March 31, 2009.

(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2009.

(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)	Security is in default and is non-income producing.

(g)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,749,242 and gross unrealized depreciation of investments was $(20,840,901), resulting in net unrealized depreciation of $(18,091,659).

+	Security is in default.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2009, the fund’s total exposure to subprime investments was 1.18% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Currency Abbreviations:

GBP	- Great British Pound
JPY	- Japanese Yen

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
CMOS	- Collateralized Mortgage Obligations
FRN	- Floating Rate Note
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust
TIPS	- Treasury Inflation Protected Security

VARP Intermediate Bond Portfolio

FINANCIAL ACCOUNTING STANDARD NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		155,501,523			587,015
Level 3		8,641,589			– 0	–

Total		$164,143,112			$587,015

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/2008	$12,289,514
Accrued discounts /premiums	9,900
Realized gain (loss)	216,543
Change in unrealized appreciation/depreciation	(564,236)
Net purchases (sales)	(4,926,654)
Net transfers in and/or out of Level 3	1,616,522

Balance as of 03/31/09	$8,641,589

Net change in unrealized appreciation/depreciation from investments still held as of 03/31/09	$(377,976)

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 19.1%
Capital Markets - 7.0%
Credit Suisse Group AG	75,523	$2,299,522
ICAP PLC	180,815	787,404
Julius Baer Holding AG	47,671	1,171,316
Macquarie Group Ltd.	45,665	859,878
Man Group PLC	420,577	1,317,991
Partners Group Holding AG	18,058	1,084,334

		7,520,445

Commercial Banks - 9.7%
Commercial International Bank	86,106	490,996
ICICI Bank Ltd.	133,546	877,648
Industrial & Commercial Bank of China Ltd.-Class H	5,549,000	2,883,937
Investimentos Itau SA	578,055	1,988,524
Siam Commercial Bank PCL	885,200	1,360,310
Standard Chartered PLC	180,498	2,241,291
Turkiye Is Bankasi-Class C	0	1
United Overseas Bank Ltd.	86,000	551,629

		10,394,336

Diversified Financial Services - 1.0%
Deutsche Boerse AG	9,093	545,544
IG Group Holdings PLC	190,589	478,335

		1,023,879

Insurance - 1.4%
Hannover Rueckversicherung AG	16,722	532,646
Prudential PLC	190,222	922,176

		1,454,822

		20,393,482

Energy - 12.4%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	14,200	576,804
Transocean Ltd. (a)	8,900	523,676

		1,100,480

Oil, Gas & Consumable Fuels - 11.4%
BG Group PLC	165,972	2,503,587
BP PLC	258,185	1,731,222
China Petroleum & Chemical Corp.-Class H	1,222,000	783,056
Oil Search Ltd.	478,009	1,756,264
Santos Ltd.	47,457	558,567
Sasol Ltd.	37,899	1,098,608
StatoilHydro ASA	95,558	1,672,332
Total SA	40,708	2,012,991

		12,116,627

		13,217,107

Consumer Staples - 10.3%
Beverages - 1.4%

Anheuser-Busch InBev NV	31,228	859,871
Pernod-Ricard SA	11,070	616,928

		1,476,799

Food & Staples Retailing - 2.8%
Tesco PLC	612,148	2,924,681

Food Products - 1.9%
Nestle SA	40,048	1,352,996
Unilever NV	35,420	697,817

		2,050,813

Household Products - 1.8%
Reckitt Benckiser Group PLC	51,168	1,919,800

Tobacco - 2.4%
British American Tobacco PLC	93,816	2,167,222
Japan Tobacco, Inc.	161	430,383

		2,597,605

		10,969,698

Health Care - 9.9%
Biotechnology - 0.7%
CSL Ltd./Australia	32,948	744,513

Health Care Providers & Services - 1.0%
Fresenius Medical Care AG & Co. KGaA	26,220	1,017,457

Pharmaceuticals - 8.2%
AstraZeneca PLC	12,961	459,012
Bayer AG	17,615	841,585
GlaxoSmithKline PLC	42,718	665,317
Novartis AG	22,723	859,692
Novo Nordisk A/S-Class B	10,866	520,980
Roche Holding AG	16,456	2,258,589
Sanofi-Aventis	24,959	1,400,731
Teva Pharmaceutical Industries Ltd. (Sponsored)(ADR)	38,700	1,743,435

		8,749,341

		10,511,311

Consumer Discretionary - 9.6%
Auto Components - 0.8%
Denso Corp.	39,700	802,549

Automobiles - 3.3%
Bayerische Motoren Werke AG	33,695	971,940
Fiat SpA	117,123	820,146
Honda Motor Co. Ltd.	60,800	1,447,391
Volkswagen AG	1,034	317,528

		3,557,005

Hotels, Restaurants & Leisure - 2.1%
Carnival PLC	57,480	1,305,433
OPAP, SA	33,827	894,199

		2,199,632

Media - 2.5%
Eutelsat Communications	75,941	1,613,830
SES SA(FDR)	55,115	1,052,031

		2,665,861

Multiline Retail - 0.2%
Next PLC	9,636	182,855

Specialty Retail - 0.6%
Hennes & Mauritz AB-Class B	10,851	406,805
Nitori Co. Ltd.	4,350	243,466

		650,271

Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA	9,781	152,716

		10,210,889

Industrials - 8.8%
Aerospace & Defense - 1.0%
BAE Systems PLC	219,739	1,053,890

Commercial Services & Supplies - 0.9%
Capita Group PLC	100,263	975,143

Construction & Engineering - 0.5%
Orascom Construction Industries(GDR)	11,656	547,200

Electrical Equipment - 0.9%
Schneider Electric SA	14,948	994,143

Industrial Conglomerates - 2.2%
Siemens AG	26,519	1,513,963
Smiths Group PLC	87,330	837,448

		2,351,411

Machinery - 1.6%
Atlas Copco AB-Class A	116,273	873,068
Komatsu Ltd.	71,700	793,487

		1,666,555

Trading Companies & Distributors - 1.1%
Mitsui & Co. Ltd.	115,000	1,171,539

Transportation Infrastructure - 0.6%
China Merchants Holdings International Co. Ltd.	252,000	580,058

		9,339,939

Information Technology - 8.6%
Electronic Equipment, Instruments & Components - 2.5%
AU Optronics Corp. (Sponsored)(ADR)	81,300	682,107
Hoya Corp.	20,100	400,021
Keyence Corp.	6,160	1,165,390
Murata Manufacturing Co. Ltd.	10,000	387,974

		2,635,492

Internet Software & Services - 0.6%
Yahoo! Japan Corp.	2,487	654,921

IT Services - 1.0%
Cap Gemini SA	27,911	897,036
Obic Co. Ltd.	1,720	216,735

		1,113,771

Office Electronics - 1.0%
Ricoh Co. Ltd.	89,000	1,076,180

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Semiconductor Engineering, Inc.	1,067,772	521,018
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored)(ADR)	104,200	932,590
Tokyo Electron Ltd.	10,900	408,246

		1,861,854

Software - 1.8%
Nintendo Co. Ltd.	900	263,278
SAP AG	16,370	572,414
Shanda Interactive Entertainment Ltd. (Sponsored)(ADR) (a)	26,000	1,027,780

		1,863,472

		9,205,690

Telecommunication Services - 8.0%
Diversified Telecommunication Services - 4.4%
China Unicom Hong Kong Ltd.	320,000	333,930
Deutsche Telekom AG	59,809	740,795
Global Village Telecom Holding SA (a)	39,200	441,386
Iliad SA	12,375	1,153,629
Telefonica SA	83,092	1,656,968

Vimpel-Communications (Sponsored)(ADR)	51,485	336,712

		4,663,420

Wireless Telecommunication Services - 3.6%
America Movil SAB de CV Series L(ADR)	29,100	788,028
MTN Group Ltd.	56,083	622,269
NTT DoCoMo, Inc.	517	704,379
Turkcell Iletisim Hizmet AS	0	2
Vodafone Group PLC	1,009,873	1,760,661

		3,875,339

		8,538,759

Materials - 7.0%
Chemicals - 2.0%
Syngenta AG	10,339	2,078,270

Metals & Mining - 5.0%
ArcelorMittal	42,441	864,417
Cia Vale do Rio Doce (Sponsored)-Class B(ADR)	97,150	1,095,852
Equinox Minerals Ltd. (a)	528,265	775,135
Rio Tinto PLC	23,205	779,177
Steel Authority of India Ltd.	290,610	553,852
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	101,700	1,290,238

		5,358,671

		7,436,941

Utilities - 3.7%
Electric Utilities - 1.2%
E.ON AG	14,671	406,888
The Kansai Electric Power Co., Inc.	40,000	869,300

		1,276,188

Independent Power Producers & Energy Traders - 0.6%
China Resources Power Holdings Co.	322,000	676,200

Multi-Utilities - 1.9%
GDF Suez	32,552	1,116,360
National Grid PLC	119,134	915,005

		2,031,365

		3,983,753

Total Investments - 97.4% (cost $132,533,145) (b)		103,807,569
Other assets less liabilities - 2.6%		2,807,042

Net Assets - 100.0%		$106,614,611

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	2,955	$1,887,565	$2,044,489	$156,924
Euro settling 6/15/09	1,111	1,505,683	1,476,221	(29,462)
Euro settling 6/15/09	1,698	2,298,158	2,256,187	(41,971)
Japanese Yen settling 6/15/09	82,864	912,197	838,161	(74,036)
Japanese Yen settling 6/15/09	127,148	1,390,203	1,286,089	(104,114)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Japanese Yen settling 6/15/09	1,188,941	$12,096,748	$12,026,012	$(70,736)
New Zealand Dollar settling 6/15/09	1,137	583,963	645,392	61,429
New Zealand Dollar settling 6/15/09	8,197	4,100,959	4,652,839	551,880
Norwegian Krone settling 6/15/09	27,233	3,831,640	4,041,684	210,044
Sale Contracts:
Canadian Dollar settling 6/15/09	707	578,418	561,234	17,184
Euro settling 6/15/09	1,264	1,609,211	1,679,517	(70,306)
Euro settling 6/15/09	1,545	1,972,656	2,052,891	(80,235)
Norwegian Krone settling 6/15/09	1,483	232,209	220,094	12,115
Pound Sterling settling 6/15/09	670	970,897	961,598	9,299
Pound Sterling settling 6/15/09	777	1,140,170	1,115,167	25,003
Pound Sterling settling 6/15/09	11,470	16,179,008	16,461,988	(282,980)
Swedish Krona settling 6/15/09	3,608	445,432	439,168	6,264
Swedish Krona settling 6/15/09	6,135	664,860	746,756	81,896
Swiss Franc settling 6/15/09	307	272,139	270,160	1,979
Swiss Franc settling 6/15/09	380	330,119	334,400	(4,281)
Swiss Franc settling 6/15/09	5,204	4,442,244	4,579,524	(137,280)

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,336,161 and gross unrealized depreciation of investments was $(33,061,737), resulting in net unrealized depreciation of ($28,725,576).

Glossary:

ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown *

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2009 (unaudited)

Summary

25.0%	United Kingdom
11.3%	Switzerland
10.6%	Japan
10.5%	France
7.2%	Germany
5.5%	China
4.6%	Brazil
3.8%	Australia
2.1%	Taiwan
1.7%	Israel
1.7%	South Africa
1.6%	Norway
1.6%	Spain
1.4%	India
11.4%	Other

100.0%	Total Investments

*	All data are as of March 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Belgium, Canada, Denmark, Egypt, Greece, Hong Kong, Italy, Luxembourg, Mexico, Netherlands, Russia, Singapore, Sweden, Thailand and United States.

VARP International Growth Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$11,078,160		$	– 0	–
Level 2	91,369,099	+		74,819
Level 3	1,360,310			– 0	–

Total	$103,807,569			$74,819

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of 12/31/2008	$1,741,327
Accrued discounts /premiums	– 0	–
Realized gain (loss)	(2,489,288)
Change in unrealized appreciation/depreciation	2,375,227

Net purchases (sales)	(266,956)
Net transfers in and/or out of Level 3	– 0	–

Balance as of 3/31/09	$1,360,310

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$(155,532	)*

*	The unrealized depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Financials - 25.2%
Capital Markets - 4.3%
Credit Suisse Group AG	937,500	$28,544,976
Deutsche Bank AG	689,600	27,622,799
UBS AG (Swiss Virt - X) (a)	1,774,725	16,638,483

		72,806,258

Commercial Banks - 15.1%
ABSA Group Ltd.	417,900	4,244,744
Australia & New Zealand Banking Group Ltd.	2,042,500	22,319,085
Banco do Brasil SA	1,780,100	13,145,000
Barclays PLC	6,522,600	13,848,241
BNP Paribas SA	624,320	25,757,342
Credit Agricole SA	1,948,787	21,502,171
Hana Financial Group, Inc.	374,500	5,705,998
HSBC Holdings PLC	3,204,600	17,841,779
Intesa Sanpaolo SpA	6,990,400	19,227,004
Itau Unibanco Banco Multiplo SA(ADR)	821,689	8,939,980
KB Financial Group, Inc. (a)	763,900	18,478,524
Lloyds Banking Group PLC	9,705,904	9,826,702
National Australia Bank Ltd.	826,500	11,537,425
Nordea Bank AB	1,283,200	6,384,881
Societe Generale - Class A	696,788	27,256,225
Standard Bank Group Ltd.	1,457,000	12,227,044
Sumitomo Mitsui Financial Group, Inc.	455,200	16,028,220

		254,270,365

Consumer Finance - 0.0%
ORIX Corp.	16,500	543,039

Diversified Financial Services - 0.4%
ING Group	1,313,671	7,198,178

Insurance - 5.1%
Allianz SE	388,500	32,518,513
Aviva PLC	2,515,285	7,799,877
Fairfax Financial Holdings Ltd.	19,100	4,938,610
Fondiaria-Sai SpA (ordinary shares)	146,337	1,710,399
Muenchener Rueckversicherungs AG (MunichRe)	240,700	29,309,152
Sun Life Financial, Inc.	489,700	8,871,152

		85,147,703

Real Estate Management & Development - 0.3%
Mitsui Fudosan Co., Ltd.	445,000	4,881,587

		424,847,130

Energy - 15.0%
Oil, Gas & Consumable Fuels - 15.0%
Addax Petroleum Corp.	237,900	5,151,229
BP PLC	5,668,600	38,009,983
China Petroleum & Chemical Corp.-Class H	36,434,000	23,346,867
ENI SpA	1,313,500	25,432,360

LUKOIL (Sponsored)(ADR)	738,950	27,704,670
Petro-Canada	711,900	19,124,407
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,305,500	51,433,672
StatoilHydro ASA	1,344,350	23,527,070
Total SA	806,200	39,866,207

		253,596,465

Telecommunication Services - 12.0%
Diversified Telecommunication Services - 9.1%
BCE, Inc.	658,800	13,125,837
Bezeq Israeli Telecommunication Corp. Ltd.	6,039,100	9,474,121
Deutsche Telekom AG	823,000	10,193,690
France Telecom SA	1,090,800	24,867,194
Nippon Telegraph & Telephone Corp.	571,800	21,822,580
Telecom Corp. of New Zealand Ltd.	3,093,859	4,115,532
Telecom Italia SpA (ordinary shares)	14,295,100	18,429,753
Telecom Italia SpA (savings shares)	6,934,700	7,051,785
Telefonica SA	1,793,700	35,768,828
TELUS Corp.-Class A	315,100	8,249,882

		153,099,202

Wireless Telecommunication Services - 2.9%
KDDI Corp.	2,052	9,663,156
Vodafone Group PLC	22,926,475	39,971,129

		49,634,285

		202,733,487

Information Technology - 8.8%
Communications Equipment - 2.2%
Nokia OYJ	2,175,200	25,439,939
Telefonaktiebolaget LM Ericsson - Class B	1,349,000	10,906,920

		36,346,859

Computers & Peripherals - 2.4%
Compal Electronics, Inc.(GDR) (b)	2,185,709	7,830,958
Fujitsu Ltd.	4,370,000	16,397,270
Toshiba Corp.	6,413,000	16,706,443

		40,934,671

Electronic Equipment, Instruments & Components - 1.1%
AU Optronics Corp.	7,733,000	6,437,861
Hitachi High-Technologies Corp.	295,200	4,186,268
Hitachi Ltd.	2,980,000	8,153,276

		18,777,405

Semiconductors & Semiconductor Equipment - 3.1%
Samsung Electronics (Preference Shares)	33,400	7,657,022
Samsung Electronics Co. Ltd.	46,560	19,236,608
United Microelectronics Corp.	76,489,140	24,968,011

		51,861,641

		147,920,576

Consumer Discretionary - 8.2%
Auto Components - 0.4%
Magna International, Inc.-Class A	232,000	6,171,700

Automobiles - 4.0%
Honda Motor Co. Ltd.	619,700	14,752,436
Isuzu Motors Ltd.	4,320,000	5,305,943
Nissan Motor Co. Ltd.	6,000,200	21,686,691
Renault SA	656,000	13,488,775
Toyota Motor Corp.	401,200	12,743,662

		67,977,507

Hotels, Restaurants & Leisure - 1.0%
Thomas Cook Group PLC	2,017,000	6,945,650

TUI Travel PLC	2,775,200	9,106,956

		16,052,606

Household Durables - 1.8%
Sharp Corp.	2,520,000	20,165,577
Sony Corp.	511,600	10,582,180

		30,747,757

Media - 0.7%
Lagardere SCA	408,000	11,449,019

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	2,159,000	4,931,234

		137,329,823

Health Care - 7.9%
Pharmaceuticals - 7.9%
AstraZeneca PLC	312,900	11,081,310
Bayer AG	450,500	21,523,372
GlaxoSmithKline PLC	2,256,600	35,145,730
Novartis AG	801,340	30,317,549
Sanofi-Aventis	621,027	34,852,833

		132,920,794

Materials - 6.4%
Chemicals - 2.2%
BASF SE	705,100	21,309,039
DIC Corp.	2,734,000	4,015,962
Mitsubishi Chemical Holdings Corp.	3,431,000	11,840,920

		37,165,921

Containers & Packaging - 0.2%
Amcor Ltd.	1,367,139	4,228,383

Metals & Mining - 3.0%
Antofagasta PLC	864,300	6,254,684
ArcelorMittal	546,424	11,149,072
BHP Billiton Ltd.	414,200	9,154,341
JFE Holdings, Inc.	709,300	15,656,534
MMC Norilsk Nickel(ADR)	648,804	3,957,705
Yamato Kogyo Co. Ltd.	172,700	3,728,869

		49,901,205

Paper & Forest Products - 1.0%
Stora Enso Oyj-Class R	908,100	3,216,697
Svenska Cellulosa AB-Class B	1,787,500	13,566,566

		16,783,263

		108,078,772

Utilities - 4.8%
Electric Utilities - 3.1%
CEZ	170,300	6,090,702
E.ON AG	1,041,800	28,893,457
The Tokyo Electric Power Co., Inc.	651,000	16,270,852

		51,255,011

Multi-Utilities - 1.7%
Centrica PLC	5,363,200	17,507,176
RWE AG	169,000	11,835,188

		29,342,364

		80,597,375

Industrials - 4.5%
Aerospace & Defense - 0.8%
Bombardier, Inc.-Class B	2,031,400	4,736,926
European Aeronautic Defence & Space Co., NV	781,430	9,080,117

		13,817,043

Airlines - 1.0%
Deutsche Lufthansa AG	877,600	9,507,660
Qantas Airways Ltd.	5,824,974	7,038,314

		16,545,974

Industrial Conglomerates - 0.6%
Koninklijke Philips Electronics NV	697,420	10,323,341

Machinery - 0.8%
Volvo AB-Class B	2,550,150	13,531,787

Road & Rail - 0.4%
East Japan Railway Co.	141,000	7,350,926

Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	657,900	8,721,602
Mitsui & Co. Ltd.	573,000	5,837,318

		14,558,920

		76,127,991

Consumer Staples - 3.5%
Food & Staples Retailing - 2.5%
Aeon Co. Ltd.	748,700	4,948,917
Delhaize Group	251,500	16,320,874
Koninklijke Ahold NV	1,963,240	21,502,873

		42,772,664

Food Products - 1.0%
Associated British Foods PLC	1,826,000	16,760,688

		59,533,352

Total Common Stocks (cost $2,602,702,330)		1,623,685,765

RIGHTS - 0.3%
Financials - 0.3%
Commercial Banks - 0.3%
HSBC Holdings PLC (a)	1,335,250	2,701,384
Nordea Bank AB (a)	14,115,200	1,614,265

		4,315,649

Diversified Financial Services - 0.0%
Fortis (a)	2,209,932	3

Total Rights (cost $3,293,478)		4,315,652

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
Bank of New York Mellon
0.01%, 4/01/09 (cost $51,358,000)	$51,358	51,358,000

Total Investments - 99.6%
(cost $2,657,353,808)		1,679,359,417
Other assets less liabilities - 0.4%		6,224,097

Net Assets - 100.0%		$1,685,583,514

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DJ EURO STOXX 50	507	June 2009	$13,065,883	$13,424,887	$359,004
Purchased Contracts (continued)
S&P/TSX 60 IX FT	79	June 2009	$6,048,589	$6,591,688	$543,099

$902,103

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Euro
settling 6/15/09	21,783	$28,237,303	$28,943,559	$706,256
Euro
settling 6/15/09	94,445	127,949,364	125,491,185	(2,458,179)
Japanese Yen
settling 6/15/09	1,041,302	11,554,616	10,532,238	(1,022,378)
Japanese Yen
settling 6/15/09	1,400,919	14,900,223	14,169,580	(730,643)
Japanese Yen
settling 6/15/09	1,574,348	16,048,400	15,923,726	(124,674)
Japanese Yen
settling 6/15/09	14,790,194	150,481,188	149,595,255	(885,933)
Norwegian Krone
settling 6/15/09	479,951	69,230,026	71,233,381	2,003,355
Swedish Krona
settling 6/15/09	41,080	4,528,368	5,000,105	471,737
Sale Contracts:
Canadian Dollar
settling 6/15/09	7,329	5,758,171	5,817,701	(59,530)
Canadian Dollar
settling 6/15/09	14,903	12,178,639	11,829,882	348,757
Canadian Dollar
settling 6/15/09	62,991	49,185,973	50,001,751	(815,778)
Euro
settling 6/15/09	4,738	5,943,347	6,295,487	(352,140)
Euro
settling 6/15/09	16,722	21,240,284	22,218,896	(978,612)
Euro
settling 6/15/09	94,768	119,598,164	125,920,362	(6,322,198)
Japanese Yen
settling 6/15/09	424,080	4,341,968	4,289,353	52,615
Japanese Yen
settling 6/15/09	1,435,218	14,469,528	14,516,497	(46,969)
Norwegian Krone
settling 6/15/09	45,631	6,709,948	6,772,463	(62,515)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Pound Sterling
settling 6/15/09	5,678	$7,951,755	$8,149,109	$(197,354)
Pound Sterling
settling 6/15/09	52,217	76,072,336	74,942,233	1,130,103
Swedish Krona
settling 6/15/09	60,822	7,138,062	7,403,029	(264,967)
Swedish Krona
settling 6/15/09	343,050	38,880,892	41,754,775	(2,873,883)

Swiss Franc
settling 6/15/09	15,673	13,973,787	13,791,590	182,197
Swiss Franc
settling 6/15/09	19,323	16,494,520	17,003,439	(508,919)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of this security amounted to $7,830,958 or 0.5% of net assets.

An amount equivalent to U.S. $2,474,126 has been segregated to collateralize margin requirements for the open future contract at March 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,561,705 and gross unrealized depreciation of investments was $(1,000,556,096), resulting in net unrealized depreciation of $(977,944,391).

Glossary:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown *

AllianceBernstein Variable Products Series Fund

March 31, 2009 (unaudited)

Summary

15.6%	Japan
13.9%	United Kingdom
11.8%	France
11.5%	Germany
6.6%	Netherlands
4.5%	Switzerland
4.3%	Italy
4.2%	Canada
3.2%	Australia
3.0%	South Korea
2.7%	Sweden
2.3%	Taiwan
2.1%	Spain
11.2%	Other
3.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2009. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 2.1% or less in the following countries: Belgium, Brazil, China, Czech Republic, Finland, Hong Kong, Israel, New Zealand, Norway, Russia and South Africa.

VARP International Value Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$87,602,240		$902,103
Level 2	1,591,757,174	+	(12,809,650)
Level 3	3		– 0	–

Total	$1,679,359,417		$(11,907,547)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/2008	$3
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	– 0	–

Net purchases (sales)		– 0	–
Net transfers in and/or out of Level 3		– 0	–

Balance as of 3/31/09		$3

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$	– 0	–*

*	The unrealized depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Information Technology - 28.6%
Communications Equipment - 8.1%
Cisco Systems, Inc. (a)	736,100	$12,344,397
QUALCOMM, Inc.	391,000	15,213,810

		27,558,207

Computers & Peripherals - 11.1%
Apple, Inc. (a)	162,790	17,112,485
Hewlett-Packard Co.	626,550	20,087,193
NetApp, Inc. (a)	56,400	836,976

		38,036,654

Internet Software & Services - 6.4%
Google, Inc.-Class A (a)	62,990	21,924,299

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	196,800	2,961,840

Software - 2.1%
Activision Blizzard, Inc. (a)	121,100	1,266,706
Microsoft Corp.	325,900	5,986,783

		7,253,489

		97,734,489

Health Care - 20.1%
Biotechnology - 8.6%
Celgene Corp. (a)	210,700	9,355,080
Gilead Sciences, Inc. (a)	433,300	20,070,456

		29,425,536

Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	40,300	3,663,673
Baxter International, Inc.	122,700	6,284,694
Becton Dickinson & Co.	70,500	4,740,420

		14,688,787

Health Care Providers & Services - 1.7%
Medco Health Solutions, Inc. (a)	140,600	5,812,404

Pharmaceuticals - 5.5%
Abbott Laboratories	121,200	5,781,240
Teva Pharmaceutical Industries Ltd. (Sponsored)(ADR)	284,100	12,798,705

		18,579,945

		68,506,672

Consumer Staples - 14.6%
Beverages - 4.6%
The Coca-Cola Co.	86,200	3,788,490
Molson Coors Brewing Co.-Class B	55,800	1,912,824
PepsiCo, Inc.	191,800	9,873,864

		15,575,178

Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	172,200	7,976,304
Wal-Mart Stores, Inc.	167,600	8,731,960

		16,708,264

Food Products - 0.6%
General Mills, Inc.	43,800	2,184,744

Household Products - 3.3%
Colgate-Palmolive Co.	111,300	6,564,474
Procter & Gamble Co.	101,200	4,765,508

		11,329,982

Tobacco - 1.2%
Philip Morris International, Inc.	112,700	4,009,866

		49,808,034

Financials - 8.8%
Capital Markets - 4.2%
The Blackstone Group LP	177,800	1,289,050
The Charles Schwab Corp.	133,400	2,067,700
Franklin Resources, Inc.	63,900	3,442,293
The Goldman Sachs Group, Inc.	71,800	7,612,236

		14,411,279

Diversified Financial Services - 4.6%
CME Group, Inc.-Class A	26,900	6,627,891
JP Morgan Chase & Co.	337,150	8,961,447

		15,589,338

		30,000,617

Energy - 8.7%
Energy Equipment & Services - 4.7%
Cameron International Corp. (a)	152,900	3,353,097
National Oilwell Varco, Inc. (a)	22,600	648,846
Schlumberger Ltd.	297,540	12,086,075

		16,088,018

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	68,600	4,396,574
EOG Resources, Inc.	129,475	7,090,051
XTO Energy, Inc.	65,000	1,990,300

		13,476,925

		29,564,943

Consumer Discretionary - 7.8%
Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	179,600	9,800,772

Media - 2.1%
Liberty Media Corp. - Entertainment Series A (a)	60,300	1,202,985
The Walt Disney Co.	328,000	5,956,480

		7,159,465

Multiline Retail - 2.3%
Kohl’s Corp. (a)	189,500	8,019,640

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc.-Class B	36,000	1,688,040

		26,667,917

Industrials - 5.2%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	58,500	1,629,810
Lockheed Martin Corp.	32,200	2,222,766

		3,852,576

Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	70,000	2,706,200

Electrical Equipment - 2.1%
Emerson Electric Co.	242,900	6,942,082

Machinery - 1.2%
Danaher Corp.	50,000	2,711,000
PACCAR, Inc.	57,600	1,483,776

		4,194,776

		17,695,634

Materials - 4.2%
Chemicals - 4.0%
Air Products & Chemicals, Inc.	39,750	2,235,938
Monsanto Co.	137,165	11,398,411

		13,634,349

Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	22,200	846,042

		14,480,391

Total Investments - 98.0% (cost $379,754,290) (b)		334,458,697
Other assets less liabilities - 2.0%		6,804,345

Net Assets - 100.0%		$341,263,042

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,416,314 and gross unrealized depreciation of investments was $(61,711,907), resulting in net unrealized depreciation of $(45,295,593).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
LP	- Limited Partnership

VARP Large Cap Growth Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$334,458,697		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$334,458,697		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.7%
Certificate of Deposit - 49.6%
Banco Bilbao Vizcaya ARG NY
4/06/09	1.00%	$2,000	$2,000,000
Bank of Nova Scotia
4/21/09	0.65%	2,500	2,500,000
Barclays Bank
6/02/09	1.35%	2,500	2,500,000
BNP Paribas
8/05/09	1.20%	2,500	2,500,000
Calyon NY
4/08/09	1.00%	2,000	2,000,000
Deutsche Bank AG NY
4/22/09	0.75%	1,700	1,700,000
DNB NOR Bank ASA NY
4/07/09	1.32%	1,700	1,700,000
Lloyds TSB Bank PLC NY
6/10/09	1.27%	2,500	2,500,000
Nordea Bank Finland NY
7/08/09	1.10%	1,800	1,800,000
10/13/09	1.30%	700	699,241
Rabobank
3/03/10	1.27%	1,000	1,000,000
Rabobank Nederland NV NY 6/16/09	0.75%	1,500	1,500,000
Royal Bank of Canada/NY
Series YCD
10/01/09 (a)	1.74%	2,300	2,300,529
Societe Generale NY
5/11/09	1.00%	1,300	1,300,000
Svenska
5/12/09	0.85%	1,700	1,700,000
UBS AG Stamford CT
5/15/09	1.30%	2,300	2,300,000
Westpac Banking Corp.
11/13/09	1.20%	2,000	2,000,000

			31,999,770

U.S. Government & Government Sponsored Agency Obligations - 28.5%
Bank of America Corp. - FDIC INS
7/29/10 (a)	1.23%	1,200	1,200,000
9/13/10 (a)	1.36%	1,300	1,300,000
Citigroup Funding, Inc. - FDIC INS
7/30/10 (a)	1.27%	2,200	2,200,000
Federal Farm Credit Bank
7/08/10 (a)	0.83%	2,000	2,000,448
Federal Home Loan Banks
7/27/10 (a)	1.09%	1,000	999,819
4/03/09	3.24%	1,300	1,300,007
Series 1
7/28/10 (a)	1.13%	1,000	1,000,000
Federal Home Loan Mortgage Corp.
7/14/10 (a)	1.06%	1,000	1,000,000
8/24/10 (a)	1.23%	1,000	1,000,000
9/03/10 (a)	1.24%	1,000	1,000,000
7/12/10 (a)	1.25%	1,000	999,728
6/11/09	5.00%	1,200	1,205,500
Federal National Mortgage Association
8/05/10 (a)	1.18%	1,000	999,482
7/13/10 (a)	1.24%	1,000	1,000,000
Federal National Mortgage Association Discount Notes
7/01/09	2.34%	1,200	1,193,023

			18,398,007

Commercial Paper - 7.6%
CBA (Delaware) Finance
5/13/09	0.79%	2,400	2,397,802
Santander
8/27/09	1.70%	2,500	2,482,630

			4,880,432

Municipal Obligations - 7.3%
Allen County OH
10/01/31 (b)	0.50%	1,900	1,900,000
Colorado Ed Cul Fac Auth (Natl Jewish Fed Bd Prog)
Series D
10/01/38 (b)	0.50%	1,100	1,100,000
Shelby Cnty
9/01/34 (b)	0.40%	1,700	1,700,000

			4,700,000

Repurchase Agreements - 4.0%
Greenwich Capital Markets 0.24%, dated 3/31/09, due 4/01/09 in the amount of $2,600,017 (cost $2,600,000; collateralized by $2,590,000 U.S. Treasury Note, 2.00% due 11/30/13, value $2,654,564)		2,600	2,600,000

Corporate Bonds - 2.8%
Wells Fargo & Co.
1/29/10 (a)	1.61%	1,800	1,795,449

Total Investments - 99.7% (cost $64,373,658) (c)			64,373,658
Other assets less liabilities - 0.3%			161,679

Net Assets - 100.0%			$64,535,337

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2009.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	As of March 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

VARP Money Market Portfolio

FINANCIAL ACCOUNTING STANDARD NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		64,373,658			– 0	–
Level 3		– 0	–		– 0	–

Total		$64,373,658		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.4%
Equity: Other - 41.9%
Diversified/Specialty - 22.0%
Alexandria Real Estate Equities, Inc.	17,100	$622,440
Digital Realty Trust, Inc.	57,800	1,917,804
DuPont Fabros Technology, Inc.	37,100	255,248
Entertainment Properties Trust	29,500	464,920
Plum Creek Timber Co., Inc. (REIT)	9,500	276,165
Rayonier, Inc.	36,698	1,109,014
Vornado Realty Trust	16,330	542,809

		5,188,400

Health Care - 17.4%
HCP, Inc.	42,600	760,410
Health Care REIT, Inc.	29,400	899,346
Nationwide Health Properties, Inc.	30,800	683,452
Omega Healthcare Investors, Inc.	30,900	435,072
Ventas, Inc.	58,300	1,318,163

		4,096,443

Triple Net - 2.5%
National Retail Properties, Inc.	36,300	574,992

		9,859,835

Residential - 19.2%
Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	12,600	480,060

Multi-Family - 14.0%
Camden Property Trust	23,300	502,814
Equity Residential	37,800	693,630
Essex Property Trust, Inc.	5,700	326,838
Home Properties, Inc.	18,607	570,305
Mid-America Apartment Communities, Inc.	23,310	718,647
UDR, Inc.	54,790	471,742

		3,283,976

Self Storage - 3.2%
Public Storage	13,650	754,162

		4,518,198

Retail - 17.6%
Regional Mall - 8.9%
Simon Property Group, Inc.	46,791	1,620,840
Taubman Centers, Inc.	27,700	472,008

		2,092,848

Shopping Center/Other Retail - 8.7%
Federal Realty Investment Trust	8,700	400,200
Regency Centers Corp.	14,500	385,265
Tanger Factory Outlet Centers	36,600	1,129,476
Weingarten Realty Investors	15,300	145,656

		2,060,597

		4,153,445

Office - 10.2%
Office - 10.2%
Brookfield Properties Corp. (New York)	49,450	283,843
Corporate Office Properties Trust	38,300	950,989
Douglas Emmett, Inc.	52,400	387,236
Highwoods Properties, Inc.	13,100	280,602
Mack-Cali Realty Corp.	25,000	495,250

		2,397,920

Lodging - 4.6%
Lodging - 4.6%
DiamondRock Hospitality Co.	100,600	403,406
Host Hotels & Resorts, Inc.	120,340	471,733
Marriott International, Inc.-Class A	4,400	71,984
Sunstone Hotel Investors, Inc.	53,332	140,263

		1,087,386

Industrials - 1.9%
Industrial Warehouse Distribution - 1.9%
ProLogis	69,000	448,500

Total Investments - 95.4% (cost $31,178,036) (a)		22,465,284
Other assets less liabilities - 4.6%		1,079,022

Net Assets - 100.0%		$23,544,306

(a)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,935,733 and gross unrealized depreciation of investments was $(10,475,204), resulting in net unrealized depreciation of $(8,539,471).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	- Real Estate Investment Trust

VARP Real Estate Investment Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$22,465,284		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$22,465,284		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Information Technology - 24.1%
Communications Equipment - 2.5%
F5 Networks, Inc. (a)	8,900	$186,455
Netgear, Inc. (a)	21,100	254,255
Starent Networks Corp. (a)	14,900	235,569

		676,279

Computers & Peripherals - 0.7%
3PAR, Inc. (a)	26,700	175,419

Internet Software & Services - 5.9%
Akamai Technologies, Inc. (a)	17,300	335,620
Constant Contact, Inc. (a)	18,800	263,012
DealerTrack Holdings, Inc. (a)	11,500	150,650
Digital River, Inc. (a)	11,200	333,984
The Knot, Inc. (a)	7,700	63,140
VistaPrint Ltd. (a)	16,625	457,021

		1,603,427

Semiconductors & Semiconductor Equipment - 6.1%
Atheros Communications, Inc. (a)	8,400	123,144
Cymer, Inc. (a)	6,700	149,142
Formfactor, Inc. (a)	6,400	115,328
Hittite Microwave Corp. (a)	5,300	165,360
Intellon Corp. (a)	35,700	78,540
ON Semiconductor Corp. (a)	86,900	338,910
PMC - Sierra, Inc. (a)	53,900	343,882
Skyworks Solutions, Inc. (a)	25,400	204,724
Verigy Ltd. (a)	16,400	135,300

		1,654,330

Software - 8.9%
Ariba, Inc. (a)	21,100	184,203
Blackbaud, Inc.	12,040	139,785
Commvault Systems, Inc. (a)	12,090	132,627
Concur Technologies, Inc. (a)	4,700	90,193
Informatica Corp. (a)	15,240	202,082
MICROS Systems, Inc. (a)	13,900	260,625
Quest Software, Inc. (a)	19,700	249,796

Solera Holdings, Inc. (a)	11,400	282,492
SuccessFactors, Inc. (a)	27,700	211,351
Sybase, Inc. (a)	6,900	209,001
Synopsys, Inc. (a)	17,600	364,848
THQ, Inc. (a)	24,050	73,112

		2,400,115

		6,509,570

Health Care - 23.2%
Biotechnology - 8.0%
Acorda Therapeutics, Inc. (a)	10,300	204,043
Alexion Pharmaceuticals, Inc. (a)	9,200	346,472
Allos Therapeutics, Inc. (a)	33,000	203,940
Cougar Biotechnology, Inc. (a)	8,500	273,700
Genomic Health, Inc. (a)	15,100	368,138
Incyte Corp. Ltd. (a)	23,600	55,224
Onyx Pharmaceuticals, Inc. (a)	7,200	205,560
OSI Pharmaceuticals, Inc. (a)	5,700	218,082
Pharmasset, Inc. (a)	8,300	81,423
United Therapeutics Corp. (a)	2,900	191,661

		2,148,243

Health Care Equipment & Supplies - 5.2%
Immucor, Inc. (a)	12,100	304,315
Masimo Corp. (a)	9,800	284,004
Meridian Bioscience, Inc.	1,750	31,710
NuVasive, Inc. (a)	11,600	364,008
Resmed, Inc. (a)	6,300	222,642
Volcano Corp. (a)	13,300	193,515

		1,400,194

Health Care Providers & Services - 4.4%
CardioNet, Inc. (a)	11,600	325,496
HMS Holdings Corp. (a)	8,900	292,810
IPC The Hospitalist Co., Inc. (a)	11,900	226,457
LHC Group, Inc. (a)	12,000	267,360
Psychiatric Solutions, Inc. (a)	5,700	89,661

		1,201,784

Health Care Technology - 1.8%
athenahealth, Inc. (a)	8,200	197,702
MedAssets, Inc. (a)	21,100	300,675

		498,377

Life Sciences Tools & Services - 3.0%
AMAG Pharmaceuticals, Inc. (a)	2,000	73,540
Icon PLC (Sponsored)(ADR) (a)	11,600	187,340
Illumina, Inc. (a)	9,200	342,608

Medivation, Inc. (a)	4,200	76,734
Qiagen NV (a)	7,800	124,488

		804,710

Pharmaceuticals - 0.8%
Alexza Pharmaceuticals, Inc. (a)	7,886	17,428
Optimer Pharmaceuticals, Inc. (a)	7,600	100,244
Questcor Pharmaceuticals, Inc. (a)	22,200	109,224

		226,896

		6,280,204

Consumer Discretionary - 19.9%
Diversified Consumer Services - 3.8%
American Public Education, Inc. (a)	5,000	210,300
Corinthian Colleges, Inc. (a)	12,700	247,015
K12, Inc. (a)	19,310	268,409
Strayer Education, Inc.	1,720	309,376

		1,035,100

Hotels, Restaurants & Leisure - 4.8%
Great Wolf Resorts, Inc. (a)	43,700	101,821
Orient-Express Hotels Ltd.-Class A	33,200	136,120
Panera Bread Co.-Class A (a)	6,500	363,350
Red Robin Gourmet Burgers, Inc. (a)	17,950	316,459
Texas Roadhouse, Inc.-Class A (a)	38,800	369,764

		1,287,514

Internet & Catalog Retail - 1.2%
NetFlix, Inc. (a)	7,800	334,776

Media - 1.7%
National CineMedia, Inc.	31,700	417,806
RHI Entertainment, Inc. (a)	23,300	35,416

		453,222

Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	7,100	316,305

Specialty Retail - 6.1%
Aeropostale, Inc. (a)	2,000	53,120
American Eagle Outfitters, Inc.	30,100	368,424
Citi Trends, Inc. (a)	21,900	501,291
Dick’s Sporting Goods, Inc. (a)	19,500	278,265
hhgregg, Inc. (a)	4,400	62,260
Hibbett Sports, Inc. (a)	20,200	388,244

		1,651,604

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc. (a)	15,800	297,198

		5,375,719

Industrials - 16.7%
Aerospace & Defense - 1.0%
Hexcel Corp. (a)	41,200	270,684

Commercial Services & Supplies - 1.2%
Stericycle, Inc. (a)	6,580	314,064

Electrical Equipment - 3.4%
Ametek, Inc.	11,400	356,478
Baldor Electric Co.	22,300	323,127
EnerSys (a)	18,900	229,068

		908,673

Machinery - 6.5%
Actuant Corp. - Class A	24,000	247,920
Bucyrus International, Inc. - Class A	19,500	296,010
Chart Industries, Inc. (a)	7,040	55,475
Colfax Corp. (a)	14,300	98,241
IDEX Corp.	17,255	377,367
Joy Global, Inc.	10,700	227,910
RBC Bearings, Inc. (a)	14,100	215,448
Valmont Industries, Inc.	4,600	230,966

		1,749,337

Marine - 0.9%
Kirby Corp. (a)	9,200	245,088

Professional Services - 2.2%
Duff & Phelps Corp. - Class A (a)	7,800	122,850
Huron Consulting Group, Inc. (a)	6,500	275,795
Navigant Consulting, Inc. (a)	15,600	203,892

		602,537

Road & Rail - 1.5%
Kansas City Southern (a)	13,300	169,043
Knight Transportation, Inc.	16,200	245,592

		414,635

		4,505,018

Energy - 7.2%
Energy Equipment & Services - 4.0%
Complete Production Services, Inc. (a)	44,000	135,520
Core Laboratories NV	2,984	218,309
FMC Technologies, Inc. (a)	5,800	181,946
Oceaneering International, Inc. (a)	6,900	254,403
Superior Energy Services, Inc. (a)	14,300	184,327
Tesco Corp. (a)	14,100	110,262

		1,084,767

Oil, Gas & Consumable Fuels - 3.2%
Bill Barrett Corp. (a)	7,100	157,904
Cabot Oil & Gas Corp.	10,600	249,842
Concho Resources, Inc./Midland TX (a)	6,900	176,571
Newfield Exploration Co. (a)	7,200	163,440
Penn Virginia Corp.	9,700	106,506

		854,263

		1,939,030

Financials - 5.1%
Capital Markets - 5.1%
Affiliated Managers Group, Inc. (a)	6,800	283,628
Greenhill & Co., Inc.	5,800	428,330
KBW, Inc. (a)	16,800	341,880
Stifel Financial Corp. (a)	7,550	326,991

		1,380,829

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.0%
Cbeyond, Inc. (a)	2,300	43,309
tw telecom, Inc.-Class A (a)	25,200	220,500

		263,809

Wireless Telecommunication Services - 1.2%
SBA Communications Corp. - Class A (a)	14,500	337,850

		601,659

Materials - 0.9%
Chemicals - 0.9%
Calgon Carbon Corp. (a)	17,100	242,307

WARRANTS - 0.0%
Information Technology - 0.0%
Communication Equipment - 0.0%
Lantronix, Inc., expiring 2/09/11 (a) (cost $0)	2,486	0

Total Investments - 99.3% (cost $33,307,952) (b)		26,834,336
Other assets less liabilities - 0.7%		197,190

Net Assets - 100.0%		$27,031,526

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,987,994 and gross unrealized depreciation of investments was $(8,461,610), resulting in net unrealized depreciation of $(6,473,616).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

VARP Small Cap Growth Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$26,834,336		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$26,834,336		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small-Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 20.1%
Commercial Banks - 2.0%
Astoria Financial Corp.	74,000	$680,060
Synovus Financial Corp.	148,100	481,325
Trustmark Corp.	80,200	1,474,076
Webster Financial Corp.	198,100	841,925
Whitney Holding Corp.	130,200	1,490,790

		4,968,176

Insurance - 10.5%
Arch Capital Group Ltd. (a)	44,100	2,375,226
Aspen Insurance Holdings Ltd.	198,800	4,465,048
Fidelity National Financial, Inc.-Class A	231,000	4,506,810
Old Republic International Corp.	286,875	3,103,988
PartnerRe Ltd.	31,600	1,961,412
Platinum Underwriters Holdings, Ltd.	167,600	4,753,136
Reinsurance Group of America, Inc.-Class A	38,200	1,237,298
RenaissanceRe Holdings Ltd.	33,600	1,661,184
StanCorp Financial Group, Inc.	107,400	2,446,572

		26,510,674

Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	30,600	1,113,840
Digital Realty Trust, Inc.	104,800	3,477,264
Home Properties, Inc.	76,400	2,341,660
Mid-America Apartment Communities, Inc.	60,000	1,849,800
Sunstone Hotel Investors, Inc.	204,130	536,862
Tanger Factory Outlet Centers	89,500	2,761,970
Taubman Centers, Inc.	40,300	686,712

		12,768,108

Real Estate Management & Development - 0.5%
Brookfield Properties Corp. (New York)	247,100	1,418,354

Thrifts & Mortgage Finance - 2.1%
First Niagara Financial Group, Inc.	110,100	1,200,090
Provident Financial Services, Inc.	84,700	915,607
Washington Federal, Inc.	239,900	3,188,271

		5,303,968

		50,969,280

Information Technology - 19.8%
Communications Equipment - 0.6%
CommScope, Inc. (a)	131,800	1,497,248

Computers & Peripherals - 3.3%
NCR Corp. (a)	143,300	1,139,235
SanDisk Corp. (a)	179,600	2,271,940
Western Digital Corp. (a)	256,700	4,964,578

		8,375,753

Electronic Equipment, Instruments & Components - 9.7%
Anixter International, Inc. (a)	99,400	3,148,992
Arrow Electronics, Inc. (a)	156,300	2,979,078
AU Optronics Corp. (Sponsored)(ADR)	439,800	3,689,922
Avnet, Inc. (a)	129,100	2,260,541
AVX Corp.	155,500	1,411,940
Benchmark Electronics, Inc. (a)	112,000	1,254,400
Flextronics International Ltd. (a)	812,600	2,348,414
Ingram Micro, Inc.-Class A (a)	267,400	3,379,936
Insight Enterprises, Inc. (a)	239,400	732,564
Tech Data Corp. (a)	150,700	3,282,246

		24,488,033

IT Services - 1.9%
Convergys Corp. (a)	266,600	2,154,128
Perot Systems Corp.-Class A (a)	200,400	2,581,152

		4,735,280

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (a)	385,200	1,032,336
Siliconware Precision Industries Co. (Sponsored)(ADR)	703,800	4,082,040
Teradyne, Inc. (a)	531,500	2,327,970
Zoran Corp. (a)	255,900	2,251,920

		9,694,266

Software - 0.5%
Amdocs Ltd. (a)	76,100	1,409,372

		50,199,952

Industrials - 13.0%
Airlines - 1.2%
Alaska Air Group, Inc. (a)	74,100	1,301,937
Skywest, Inc.	131,900	1,640,836

		2,942,773

Building Products - 0.4%
Quanex Building Products Corp.	126,700	962,920

Commercial Services & Supplies - 1.1%
United Stationers, Inc. (a)	98,795	2,774,164

Electrical Equipment - 2.9%
Acuity Brands, Inc.	56,100	1,264,494
Cooper Industries Ltd.-Class A	59,800	1,546,428
EnerSys (a)	212,500	2,575,500

Regal-Beloit Corp.	64,425	1,973,982

		7,360,404

Machinery - 5.1%
Briggs & Stratton Corp.	220,200	3,633,300
Gardner Denver, Inc. (a)	120,900	2,628,366
Mueller Industries, Inc.	170,500	3,698,145
Terex Corp. (a)	317,000	2,932,250

		12,892,061

Professional Services - 0.8%
Kelly Services, Inc.-Class A	244,200	1,965,810

Road & Rail - 1.5%
Arkansas Best Corp.	30,000	570,600
Con-way, Inc.	70,700	1,267,651
Hertz Global Holdings, Inc. (a)	276,900	1,088,217
Werner Enterprises, Inc.	64,200	970,704

		3,897,172

		32,795,304

Consumer Staples - 10.2%
Beverages - 1.4%
Pepsi Bottling Group, Inc.	162,100	3,588,894

Food & Staples Retailing - 2.5%
Ruddick Corp.	194,000	4,355,300
Supervalu, Inc.	144,800	2,067,744

		6,423,044

Food Products - 4.8%
Bunge Ltd.	55,400	3,138,410
Del Monte Foods Co.	457,100	3,332,259
Smithfield Foods, Inc. (a)	296,400	2,803,944
Tyson Foods, Inc.-Class A	294,800	2,768,172

		12,042,785

Tobacco - 1.5%
Universal Corp.	124,300	3,719,056

		25,773,779

Consumer Discretionary - 9.7%
Auto Components - 0.3%
ArvinMeritor, Inc.	67,075	52,989
Autoliv, Inc.	38,500	714,945

		767,934

Automobiles - 1.3%
Thor Industries, Inc.	205,600	3,211,472

Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.	297,400	1,109,302

Household Durables - 0.5%
Mohawk Industries, Inc. (a)	41,400	1,236,618

Leisure Equipment & Products - 1.0%
Callaway Golf Co.	344,900	2,476,382

Media - 0.4%
CBS Corp.-Class B	173,300	665,472
Gannett Co., Inc.	116,700	256,740

		922,212

Multiline Retail - 1.1%
JC Penney Co., Inc.	141,700	2,843,919

Specialty Retail - 4.5%
AutoNation, Inc. (a)	125,900	1,747,492
Foot Locker, Inc.	422,100	4,423,608
Limited Brands, Inc.	224,000	1,948,800
Men's Wearhouse, Inc.	218,200	3,303,548

		11,423,448

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	139,700	589,534

		24,580,821

Materials - 8.0%
Chemicals - 3.3%
Arch Chemicals, Inc.	90,569	1,717,188
Celanese Corp.-Class A	160,100	2,140,537
Cytec Industries, Inc.	115,800	1,739,316
Rockwood Holdings, Inc. (a)	216,200	1,716,628
Westlake Chemical Corp.	77,600	1,135,288

		8,448,957

Containers & Packaging - 2.2%
Aptargroup, Inc.	56,000	1,743,840
Owens-Illinois, Inc. (a)	82,400	1,189,856
Sonoco Products Co.	119,300	2,502,914

		5,436,610

Metals & Mining - 2.5%
Commercial Metals Co.	299,300	3,456,915
Reliance Steel & Aluminum Co.	112,300	2,956,859

		6,413,774

		20,299,341

Energy - 6.4%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	109,000	2,481,930
Oil States International, Inc. (a)	102,300	1,372,866

		3,854,796

Oil, Gas & Consumable Fuels - 4.9%
Cimarex Energy Co.	171,600	3,154,008
Denbury Resources, Inc. (a)	201,300	2,991,318
Frontier Oil Corp.	226,200	2,893,098
Whiting Petroleum Corp. (a)	130,500	3,373,425

		12,411,849

		16,266,645

Health Care - 6.3%
Health Care Providers & Services - 6.3%
AMERIGROUP Corp. (a)	106,500	2,933,010
Coventry Health Care, Inc. (a)	112,900	1,460,926
Henry Schein, Inc. (a)	31,300	1,252,313
LifePoint Hospitals, Inc. (a)	118,545	2,472,849
Molina Healthcare, Inc. (a)	136,425	2,594,803
Omnicare, Inc.	88,000	2,155,120
Universal Health Services, Inc.-Class B	76,700	2,940,678

		15,809,699

Utilities - 5.9%
Electric Utilities - 2.8%
Allegheny Energy, Inc.	40,500	938,385
Northeast Utilities	204,300	4,410,837
Portland General Electric Co.	103,400	1,818,806

		7,168,028

Gas Utilities - 1.5%
Atmos Energy Corp.	158,800	3,671,456

Independent Power Producers & Energy Traders - 0.3%
Reliant Energy, Inc. (a)	255,700	815,683

Multi-Utilities - 1.3%
Wisconsin Energy Corp.	76,800	3,161,856

		14,817,023

Total Investments - 99.4% (cost $377,531,112)		251,511,844
Other assets less liabilities - 0.6%		1,467,038

Net Assets - 100.0%		$252,978,882

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,271,869 and gross unrealized depreciation of investments was $(135,291,138), resulting in net unrealized depreciation of $(126,019,269).

Glossary:

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

VARP Small/Mid Cap Value Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$251,511,844		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$251,511,844		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series

Fund

Utility Income Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.9%
Utilities - 85.4%
Electric Utilities - 37.7%
Allegheny Energy, Inc.	20,850	$483,094
American Electric Power Co., Inc.	22,683	572,973
CLP Holdings Ltd.	84,500	580,604
CPFL Energia SA(ADR)	4,600	186,622
DPL, Inc.	5,200	117,208
Duke Energy Corp.	64,348	921,463
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	46,344	653,880
Entergy Corp.	23,719	1,615,027
Exelon Corp.	20,000	907,800
FirstEnergy Corp.	14,900	575,140
FPL Group, Inc.	27,900	1,415,367
HongKong Electric Holdings	118,000	701,084
ITC Holdings Corp.	22,200	968,364
Northeast Utilities	9,100	196,469
PPL Corp.	21,500	617,265
Progress Energy, Inc.	24,800	899,248
The Southern Co.	40,600	1,243,172

		12,654,780

Gas Utilities - 13.5%
Atmos Energy Corp.	15,800	365,296
EQT Corp.	37,252	1,167,105
New Jersey Resources Corp.	23,650	803,627
Northwest Natural Gas Co.	22,129	960,841
Oneok, Inc.	21,000	475,230
Questar Corp.	25,500	750,465

		4,522,564

Independent Power Producers & Energy Traders - 8.1%
AES Tiete SA	186,374	1,283,870
Huaneng Power International, Inc. (Sponsored)(ADR)	6,700	179,895
NRG Energy, Inc. (a)	30,600	538,560
Tractebel Energia SA	98,100	723,565

		2,725,890

Multi-Utilities - 26.1%
Centerpoint Energy, Inc.	57,900	603,897
CMS Energy Corp.	31,100	368,224
Consolidated Edison, Inc.	15,600	617,916
GDF Suez	14,192	486,710
National Grid PLC (Sponsored)(ADR)	6,138	237,172
NSTAR	49,000	1,562,120
PG&E Corp.	32,800	1,253,616
Public Service Enterprise Group, Inc.	43,500	1,281,945
Sempra Energy	27,074	1,251,902
Xcel Energy, Inc.	59,100	1,101,033

		8,764,535

		28,667,769

Telecommunication Services - 7.9%
Diversified Telecommunication Services - 7.9%
AT&T, Inc.	23,105	582,246
Chunghwa Telecom Co. Ltd.(ADR)	38,304	698,282
Verizon Communications, Inc.	23,600	712,720
Windstream Corp.	80,900	652,054

		2,645,302

Consumer Discretionary - 0.6%
Media - 0.6%
Time Warner Cable, Inc.-Class A	8,866	219,877

Total Common Stocks (cost $34,118,091)		31,532,948

NON-CONVERTIBLE - PREFERRED STOCKS - 2.6%
Other Instruments - 2.6%
Georgia Power Co. 6.00% (cost $861,200)	34,000	859,520

INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7%
Tortoise Energy Capital Corp. (cost $732,813)	36,534	576,872

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 0.7%
Utility - 0.7%
Electric - 0.7%
Nisource Finance Corp. 10.75%, 3/15/16 (cost $249,263)	$245	248,026

Total Investments - 98.9% (cost $35,961,367) (b)		33,217,366
Other assets less liabilities - 1.1%		353,748

Net Assets - 100.0%		$33,571,114

(a)	Non-income producing security.
(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,059,429 and gross unrealized depreciation of investments was $(4,803,430), resulting in net unrealized depreciation of $(2,744,001).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

VARP Utility Income Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$30,341,423		$–0	–
Level 2	2,875,943		–0	–
Level 3	–0	–	–0	–

Total	$33,217,366		$–0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund Value Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Energy - 19.4%
Oil, Gas & Consumable Fuels - 19.4%
Apache Corp.	34,500	$2,211,105
BP PLC (Sponsored) (ADR)	21,300	854,130
Chevron Corp.	105,100	7,066,924
ConocoPhillips	74,100	2,901,756
Devon Energy Corp.	46,300	2,069,147
EOG Resources, Inc.	15,900	870,684
Exxon Mobil Corp.	177,700	12,101,370
Occidental Petroleum Corp.	21,800	1,213,170
Royal Dutch Shell PLC (ADR)	37,500	1,661,250
Sunoco, Inc.	14,900	394,552
Total SA (Sponsored) (ADR)	5,300	260,018

		31,604,106

Financials - 15.2%
Capital Markets - 3.8%
Deutsche Bank AG	54,200	2,203,230
The Goldman Sachs Group, Inc.	17,400	1,844,748
Morgan Stanley	93,400	2,126,718

		6,174,696

Commercial Banks - 0.6%
BB&T Corp.	13,500	228,420
SunTrust Banks, Inc.	19,600	230,104
U.S. Bancorp	37,400	546,414

		1,004,938

Consumer Finance - 0.1%
Capital One Financial Corp.	17,100	209,304

Diversified Financial Services - 2.3%
JP Morgan Chase & Co.	138,100	3,670,698

Insurance - 8.4%
ACE Ltd.	42,100	1,700,840
Allstate Corp.	84,500	1,618,175
Fidelity National Financial, Inc.-Class A	62,700	1,223,277
Genworth Financial, Inc.-Class A	110,000	209,000
Hartford Financial Services Group, Inc.	91,300	716,705
Lincoln National Corp.	93,200	623,508
MetLife, Inc.	128,118	2,917,247

PartnerRe Ltd.	4,300	266,901
Prudential Financial, Inc.	20,000	380,400
Torchmark Corp.	12,700	333,121
The Travelers Co., Inc.	58,100	2,361,184
Unum Group	95,000	1,187,500
XL Capital Ltd.-Class A	43,162	235,664

		13,773,522

		24,833,158

Health Care - 14.8%
Biotechnology - 0.9%
Amgen, Inc. (a)	29,000	1,436,080

Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	34,700	1,092,356

Pharmaceuticals - 13.3%
Bristol-Myers Squibb Co.	8,000	175,360
Eli Lilly & Co.	11,700	390,897
GlaxoSmithKline PLC (Sponsored) (ADR)	34,500	1,071,915
Johnson & Johnson	79,600	4,186,960
Merck & Co., Inc.	169,600	4,536,800
Pfizer, Inc.	422,900	5,759,898
Sanofi-Aventis SA (ADR)	46,800	1,307,124
Schering-Plough Corp.	82,800	1,949,940
Wyeth	53,000	2,281,120

		21,660,014

		24,188,450

Consumer Staples - 14.4%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	93,000	1,226,670
Pepsi Bottling Group, Inc.	54,000	1,195,560

		2,422,230

Food & Staples Retailing - 2.0%
The Kroger Co.	59,500	1,262,590
Safeway, Inc.	63,200	1,276,008
Wal-Mart Stores, Inc.	14,500	755,450

		3,294,048

Food Products - 5.9%
Archer-Daniels-Midland Co.	95,200	2,644,656
Bunge Ltd.	34,100	1,931,765
ConAgra Foods, Inc.	53,000	894,110
Del Monte Foods Co.	76,600	558,414
The JM Smucker Co.	2,506	93,399
Kraft Foods, Inc.-Class A	65,900	1,468,911
Sara Lee Corp.	119,800	967,984
Tyson Foods, Inc.-Class A	120,900	1,135,251

		9,694,490

Household Products - 2.8%
Procter & Gamble Co.	95,666	4,504,912

Tobacco - 2.2%
Altria Group, Inc.	76,900	1,231,938
Philip Morris International, Inc.	23,800	846,804
Reynolds American, Inc.	39,600	1,419,264

		3,498,006

		23,413,686

Consumer Discretionary - 11.4%
Auto Components - 0.6%
Autoliv, Inc.	27,900	518,103
Magna International, Inc.-Class A	14,500	387,875

		905,978

Automobiles - 0.6%
Toyota Motor Corp. (Sponsored) (ADR)	16,600	1,050,780

Media - 4.9%
CBS Corp.-Class B	210,000	806,400
Gannett Co., Inc.	69,800	153,560
News Corp.-Class A	335,000	2,217,700
Time Warner Cable, Inc.-Class A	36,539	906,159
Time Warner, Inc.	145,567	2,809,437
Viacom, Inc.-Class B (a)	52,400	910,712
The Walt Disney Co.	13,500	245,160

		8,049,128

Multiline Retail - 1.0%
JC Penney Co., Inc.	35,300	708,471
Macy's, Inc.	108,000	961,200

		1,669,671

Specialty Retail - 4.0%
AutoNation, Inc. (a)	50,500	700,940
The Gap, Inc.	89,200	1,158,708
Home Depot, Inc.	92,100	2,169,876
Limited Brands, Inc.	39,500	343,650
Lowe's Cos, Inc.	50,900	928,925
TJX Cos, Inc.	45,400	1,164,056

		6,466,155

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	107,000	451,540

		18,593,252

Telecommunication Services - 8.5%
Diversified Telecommunication Services - 7.1%
AT&T, Inc.	332,500	8,379,000
Telefonica SA (Sponsored) (ADR)	7,800	465,036
Verizon Communications, Inc.	93,200	2,814,640

		11,658,676

Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. (a)	335,000	1,195,950

Vodafone Group PLC (Sponsored) (ADR)	59,800	1,041,716

		2,237,666

		13,896,342

Information Technology - 7.1%
Communications Equipment - 4.2%
Corning, Inc.	115,300	1,530,031
Motorola, Inc.	416,500	1,761,795
Nokia OYJ (Sponsored)-Class A (ADR)	238,900	2,787,963
Telefonaktiebolaget LM Ericsson (Sponsored)-Class B (ADR)	109,200	883,428

		6,963,217

Computers & Peripherals - 0.4%
Western Digital Corp. (a)	31,600	611,144

Electronic Equipment, Instruments & Components - 1.0%
AU Optronics Corp. (Sponsored) (ADR)	88,800	745,032
Ingram Micro, Inc.-Class A (a)	15,900	200,976
Tyco Electronics Ltd.	59,600	657,984
Vishay Intertechnology, Inc. (a)	5,500	19,140

		1,623,132

Semiconductors & Semiconductor Equipment - 0.4%
Nvidia Corp. (a)	63,400	625,124

Software - 1.1%
Symantec Corp. (a)	122,300	1,827,162

		11,649,779

Industrials - 2.5%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	11,400	497,496

Airlines - 0.3%
UAL Corp. (a)	100,300	449,344

Electrical Equipment - 0.3%
Cooper Industries Ltd.-Class A	18,000	465,480

Industrial Conglomerates - 1.6%
3M Co.	12,500	621,500
General Electric Co.	203,000	2,052,330

		2,673,830

		4,086,150

Materials - 1.8%
Chemicals - 0.6%
Eastman Chemical Co.	38,000	1,018,400

Containers & Packaging - 1.2%
Ball Corp.	4,600	199,640
Owens-Illinois, Inc. (a)	56,000	808,640
Sonoco Products Co.	40,400	847,592

		1,855,872

		2,874,272

Utilities - 0.9%
Electric Utilities - 0.4%
Pinnacle West Capital Corp.	26,600	706,496

Independent Power Producers & Energy Traders - 0.3%
Reliant Energy, Inc. (a)	154,100	491,579

Multi-Utilities - 0.2%
NiSource, Inc.	18,700	183,260
Wisconsin Energy Corp.	3,000	123,510

		306,770

		1,504,845

Total Investments - 96.0% (cost $227,243,704) (b)		156,644,040
Other assets less liabilities - 4.0%		6,515,206

Net Assets - 100.0%		$163,159,246

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,001,307 and gross unrealized depreciation of investments was $(76,600,971), resulting in net unrealized depreciation of $(70,599,664).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

VARP Value Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$156,644,040		$–0	–
Level 2	–0	–	–0	–
Level 3	–0	–	–0	–

Total	$156,644,040		$–0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Wealth Appreciation Strategy Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Financials - 21.8%
Capital Markets - 3.5%
The Blackstone Group LP	2,456	$17,806
The Charles Schwab Corp.	1,885	29,218
Credit Suisse Group AG	2,336	71,126
Deutsche Bank AG	900	36,051
Franklin Resources, Inc.	890	47,944
The Goldman Sachs Group, Inc.	1,905	201,968
Julius Baer Holding AG	1,043	25,627
Man Group PLC	10,257	32,143
Morgan Stanley	2,675	60,910
UBS AG (Swiss Virt-X) (a)	950	8,907

		531,700

Commercial Banks - 2.6%
ABSA Group Ltd.	600	6,094
Australia & New Zealand Banking Group Ltd.	2,300	25,133
Banco do Brasil SA	2,100	15,507
Banco Santander Central Hispano SA	3,612	24,904
BNP Paribas SA	700	28,880
Credit Agricole SA	2,361	26,050
HSBC Holdings PLC	4,300	23,941
Industrial & Commercial Bank of China Ltd.-Class H	38,000	19,749
Intesa Sanpaolo SpA	8,100	22,279
Itau Unibanco Banco Multiplo SA(ADR)	1,150	12,512
KB Financial Group, Inc. (a)	1,000	24,190
Lloyds Banking Group PLC	17,988	18,212
National Australia Bank Ltd.	1,000	13,959
National Bank of Canada	200	6,386
Nordea Bank AB	2,600	12,937
Societe Generale-Class A	562	21,984
Standard Bank Group Ltd.	1,800	15,106
Standard Chartered PLC	3,010	37,376
Sumitomo Mitsui Financial Group, Inc.	600	21,127
SunTrust Banks, Inc.	425	4,990
U.S. Bancorp	800	11,688
Westpac Banking Corp.	800	10,564

		403,568

Consumer Finance - 0.1%
Capital One Financial Corp.	1,000	12,240

Diversified Financial Services - 2.2%
CME Group, Inc.-Class A	365	89,932
ING Group	3,000	16,438
JP Morgan Chase & Co.	8,565	227,658

		334,028

Insurance - 3.7%
ACE Ltd.	1,000	40,400
Allianz SE	500	41,851
Allstate Corp.	3,000	57,450
Aviva PLC	4,570	14,172
Fairfax Financial Holdings Ltd.	50	12,928
Genworth Financial, Inc.-Class A	3,000	5,700
Hartford Financial Services Group, Inc.	2,300	18,055
Industrial Alliance Insurance and Financial Services, Inc.	300	4,718
Lincoln National Corp.	1,600	10,704
MetLife, Inc.	3,500	79,695
Muenchener Rueckversicherungs AG (MunichRe)	515	62,710
PartnerRe Ltd.	500	31,035
Prudential Financial, Inc.	1,600	30,432
QBE Insurance Group Ltd.	2,938	39,413
Torchmark Corp.	150	3,935
The Travelers Co., Inc.	1,650	67,056
Unum Group	2,700	33,750
XL Capital Ltd.-Class A	700	3,822

		557,826

Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	345	12,558
Ascendas Real Estate Investment Trust	20,000	16,090
Boardwalk Real Estate Investment Trust	440	9,074
British Land Co. PLC	1,293	6,681
Camden Property Trust	475	10,251
Canadian Real Estate Investment Trust	1,818	28,824
CapitaMall Trust	26,220	22,839
Cominar Real Estate Investment Trust	1,451	15,836
Corio NV	465	19,231
Corporate Office Properties Trust	1,300	32,279
Dexus Property Group	19,506	10,162
DiamondRock Hospitality Co.	1,300	5,213
Digital Realty Trust, Inc.	925	30,691
Douglas Emmett, Inc.	1,275	9,422
DuPont Fabros Technology, Inc.	1,200	8,256
Equity Lifestyle Properties, Inc.	400	15,240
Equity Residential	425	7,799

Essex Property Trust, Inc.	155	8,888
Eurocommercial Properties NV	675	18,329
Federal Realty Investment Trust	220	10,120
HCP, Inc.	1,000	17,850
Health Care REIT, Inc.	650	19,883
Highwoods Properties, Inc.	330	7,069
Home Properties, Inc.	550	16,857
Host Hotels & Resorts, Inc.	1,666	6,531
ING Office Fund	12,800	3,789
Japan Real Estate Investment Corp.-Class A	4	30,729
Klepierre	1,708	30,007
Land Securities Group PLC	3,963	24,833
The Link REIT	21,000	41,637
Mack-Cali Realty Corp.	1,025	20,305
Macquarie CountryWide Trust	10,133	1,686
Mercialys SA	275	7,959
Mid-America Apartment Communities, Inc.	460	14,182
Morguard Real Estate Investment Trust	1,500	11,659
National Retail Properties, Inc.	1,150	18,216
Nationwide Health Properties, Inc.	770	17,086
Nippon Building Fund, Inc.-Class A	2	17,286
Nomura Real Estate Office Fund, Inc.-Class A	4	22,406
Omega Healthcare Investors, Inc.	1,000	14,080
Primaris Retail Real Estate Investment Trust	2,181	15,707
ProLogis	850	5,525
Public Storage	555	30,664
Rayonier, Inc.	675	20,398
Regency Centers Corp.	375	9,964
RioCan Real Estate Investment Trust (Toronto)	1,847	18,385
Simon Property Group, Inc.	699	24,213
Sunstone Hotel Investors, Inc.	2,585	6,799
Tanger Factory Outlet Centers	775	23,916
Taubman Centers, Inc.	335	5,708
UDR, Inc.	1,006	8,662
Unibail-Rodamco	767	108,536
Ventas, Inc.	1,395	31,541
Vornado Realty Trust	538	17,883
Weingarten Realty Investors	475	4,522
Wereldhave NV	270	18,879
Westfield Group	7,801	54,076

		1,047,211

Real Estate Management & Development - 2.8%
Brookfield Properties Corp. (New York)	2,300	13,202

Brookfield Properties Corp. (Toronto)	1,300	7,517
Castellum AB	1,650	9,274
China Overseas Land & Investment Ltd.	16,000	25,077
First Capital Realty, Inc.	900	10,693
Henderson Land Development Co. Ltd.	8,000	30,505
Hufvudstaden AB-Class A	1,500	7,719
Kerry Properties Ltd.	6,949	16,748
Lend Lease Corp. Ltd.	9,125	41,441
Mitsubishi Estate Co., Ltd.	4,000	45,377
Mitsui Fudosan Co., Ltd.	3,900	42,782
Multiplan Empreendimentos Imobiliarios SA (a)	2,900	18,565
New World Development Co., Ltd.	37,786	37,719
NTT Urban Development Corp.	55	44,513
Sun Hung Kai Properties Ltd.	7,700	69,092

		420,224

		3,306,797

Health Care - 13.8%
Biotechnology - 3.3%
Amgen, Inc. (a)	1,400	69,328
Celgene Corp. (a)	2,950	130,980
CSL Ltd./Australia	607	13,716
Gilead Sciences, Inc. (a)	6,125	283,710

		497,734

Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	580	52,728
Baxter International, Inc.	1,730	88,610
Becton Dickinson & Co.	945	63,542
Covidien Ltd.	600	19,944

		224,824

Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	800	25,184
Celesio AG	300	5,523
Medco Health Solutions, Inc. (a)	1,890	78,133

		108,840

Pharmaceuticals - 8.3%
Abbott Laboratories	1,697	80,947
AstraZeneca PLC	1,062	37,611
Bayer AG	1,449	69,228
Bristol-Myers Squibb Co.	1,700	37,264
Eli Lilly & Co.	1,400	46,774
GlaxoSmithKline PLC	2,600	40,494
Johnson & Johnson	2,600	136,760
Merck & Co., Inc.	3,800	101,650
Novartis AG	1,589	60,118
Novo Nordisk A/S-Class B	860	41,233
Pfizer, Inc.	11,700	159,354

Roche Holding AG	240	32,940
Sanofi-Aventis	1,649	92,544
Schering-Plough Corp.	2,000	47,100
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	5,267	237,278
Wyeth	1,000	43,040

		1,264,335

		2,095,733

Information Technology - 12.5%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	10,325	173,150
Corning, Inc.	5,800	76,966
Motorola, Inc.	13,200	55,836
Nokia OYJ	3,000	35,086
QUALCOMM, Inc.	5,525	214,978
Telefonaktiebolaget LM Ericsson-Class B	4,070	32,907

		588,923

Computers & Peripherals - 3.9%
Apple, Inc. (a)	2,305	242,302
Fujitsu Ltd.	5,000	18,761
Hewlett-Packard Co.	8,435	270,426
NetApp, Inc. (a)	795	11,798
Toshiba Corp.	6,000	15,630
Western Digital Corp. (a)	1,700	32,878

		591,795

Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp.	11,000	9,158
Hitachi Ltd.	4,000	10,944
Hoya Corp.	700	13,931
Tyco Electronics Ltd.	1,900	20,976

		55,009

Internet Software & Services - 2.1%
Google, Inc.-Class A (a)	880	306,293
Tencent Holdings Ltd.	1,600	11,839

		318,132

IT Services - 0.0%
Cap Gemini SA	158	5,078

Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	602	10,600
Intel Corp.	2,785	41,914
Nvidia Corp. (a)	1,200	11,832
Samsung Electronics Co. Ltd.	80	33,053
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	9,035
United Microelectronics Corp.	102,072	33,319

		139,753

Software - 1.3%
Activision Blizzard, Inc. (a)	1,620	16,946
Microsoft Corp.	4,565	83,859
Nintendo Co. Ltd.	100	29,253
SAP AG	302	10,560
Symantec Corp. (a)	3,500	52,290

		192,908

		1,891,598

Energy - 11.4%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	2,145	47,040
National Oilwell Varco, Inc. (a)	305	8,756
Schlumberger Ltd.	4,000	162,480

		218,276

Oil, Gas & Consumable Fuels - 10.0%
Apache Corp.	2,065	132,346
BG Group PLC	4,254	64,169
BP PLC	7,400	49,620
Chevron Corp.	2,900	194,996
China Petroleum & Chemical Corp.-Class H	42,000	26,913
ConocoPhillips	2,000	78,320
Devon Energy Corp.	1,200	53,628
ENI SpA	1,600	30,980
EOG Resources, Inc.	2,255	123,484
Exxon Mobil Corp.	4,600	313,260
LUKOIL (Sponsored) (ADR)	900	33,743
Nexen, Inc.	1	17
Occidental Petroleum Corp.	600	33,390
Petro-Canada	900	24,177
Petroleo Brasileiro SA (ADR)	1,145	34,888
PTT PCL	2,400	10,421
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,600	58,004
Royal Dutch Shell PLC (London Virt-X)-Class A	2,119	47,637
StatoilHydro ASA	4,305	75,340
Sunoco, Inc.	250	6,620
Total SA	1,746	86,339
XTO Energy, Inc.	980	30,008

		1,508,300

		1,726,576

Consumer Staples - 11.0%
Beverages - 2.2%
Anheuser-Busch InBev NV	760	20,927
The Coca-Cola Co.	1,250	54,937
Coca-Cola Enterprises, Inc.	3,300	43,527
Constellation Brands, Inc.-Class A (a)	1,900	22,610

Molson Coors Brewing Co.-Class B	750	25,710
Pepsi Bottling Group, Inc.	1,300	28,782
PepsiCo, Inc.	2,550	131,274

		327,767

Food & Staples Retailing - 2.8%
Aeon Co. Ltd.	1,800	11,898
Costco Wholesale Corp.	2,410	111,631
Delhaize Group	300	19,468
Koninklijke Ahold NV	1,800	19,715
The Kroger Co.	1,400	29,708
Safeway, Inc.	2,000	40,380
Tesco PLC	11,224	53,625
Wal-Mart Stores, Inc.	2,715	141,452

		427,877

Food Products - 2.3%
Archer-Daniels-Midland Co.	2,500	69,450
Associated British Foods PLC	1,500	13,768
Bunge Ltd.	1,100	62,315
ConAgra Foods, Inc.	600	10,122
Del Monte Foods Co.	2,000	14,580
General Mills, Inc.	990	49,381
The JM Smucker Co.	400	14,908
Nestle SA	1,857	62,738
Sara Lee Corp.	3,400	27,472
Unilever PLC	1,333	25,207

		349,941

Household Products - 2.2%
Colgate-Palmolive Co.	1,565	92,304
Kimberly-Clark Corp.	200	9,222
Procter & Gamble Co.	3,760	177,058
Reckitt Benckiser Group PLC	1,601	60,069

		338,653

Tobacco - 1.5%
Altria Group, Inc.	2,400	38,448
British American Tobacco PLC	2,592	59,877
Lorillard, Inc.	475	29,327
Philip Morris International, Inc.	1,450	51,591
Reynolds American, Inc.	1,100	39,424

		218,667

		1,662,905

Consumer Discretionary - 9.3%
Auto Components - 0.3%
Autoliv, Inc.	1,225	22,748
Bridgestone Corp.	700	10,151
Denso Corp.	500	10,108

		43,007

Automobiles - 0.7%
Honda Motor Co. Ltd.	2,200	52,373
Isuzu Motors Ltd.	6,000	7,369
Nissan Motor Co. Ltd.	6,000	21,686
Renault SA	800	16,450
Toyota Motor Corp.	300	9,529

		107,407

Distributors - 0.1%
Genuine Parts Co.	200	5,972
Li & Fung Ltd.	2,000	4,689

		10,661

Hotels, Restaurants & Leisure - 1.3%
Carnival PLC	1,528	34,702
Compass Group PLC	3,331	15,233
McDonald's Corp.	2,415	131,787
Thomas Cook Group PLC	2,500	8,609
TUI Travel PLC	2,600	8,532

		198,863

Household Durables - 0.3%
Sharp Corp.	3,000	24,007
Sony Corp.	900	18,616

		42,623

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	800	8,031

Media - 3.3%
British Sky Broadcasting Group PLC	1,758	10,911
CBS Corp.-Class B	5,900	22,656
Comcast Corp.-Class A	4,500	61,380
Lagardere SCA	475	13,329
Liberty Media Corp.-Entertainment Series A (a)	660	13,167
News Corp.-Class A	9,600	63,552
Pearson PLC	1,253	12,600
SES SA(FDR)	1,359	25,941
Time Warner Cable, Inc.-Class A	2,504	62,087
Time Warner, Inc.	4,133	79,773
Viacom, Inc.-Class B (a)	1,500	26,070
The Walt Disney Co.	6,030	109,505

		500,971

Multiline Retail - 1.1%
JC Penney Co., Inc.	1,000	20,070
Kohl's Corp. (a)	2,710	114,687
Macy's, Inc.	2,000	17,800
Next PLC	626	11,879
Takashimaya Co. Ltd.	1,000	5,795

		170,231

Specialty Retail - 1.9%
AutoNation, Inc. (a)	1,700	23,596
Foot Locker, Inc.	1,700	17,816
The Gap, Inc.	2,700	35,073
Hennes & Mauritz AB-Class B	409	15,333
Home Depot, Inc.	4,100	96,596
Kingfisher PLC	6,848	14,679
Limited Brands, Inc.	1,900	16,530
Lowe's Cos, Inc.	1,700	31,025
TJX Cos, Inc.	1,200	30,768

		281,416

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	2,200	9,284
Nike, Inc.-Class B	485	22,742
Yue Yuen Industrial Holdings Ltd.	2,500	5,710

		37,736

		1,400,946

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	8,900	224,280
BCE, Inc.	800	15,939
Deutsche Telekom AG	4,095	50,721
France Telecom SA	1,300	29,637
Nippon Telegraph & Telephone Corp.	700	26,715
Telecom Corp. of New Zealand Ltd.	9,303	12,375
Telecom Italia SpA (ordinary shares)	13,100	16,889
Telecom Italia SpA (savings shares)	12,500	12,711
Telefonica SA	4,519	90,115
TELUS Corp.-Class A	500	13,091
Verizon Communications, Inc.	2,500	75,500

		567,973

Wireless Telecommunication Services - 1.2%
China Mobile Ltd.	1,000	8,711
KDDI Corp.	3	14,127
MTN Group Ltd.	1,001	11,107
Sprint Nextel Corp. (a)	14,500	51,765
Vodafone Group PLC	58,642	102,239

		187,949

		755,922

Industrials - 4.6%
Aerospace & Defense - 0.8%
BAE Systems PLC	7,650	36,690
Bombardier, Inc.-Class B	2,400	5,596
Honeywell International, Inc.	835	23,263
Lockheed Martin Corp.	455	31,409
United Technologies Corp.	500	21,490

		118,448

Airlines - 0.2%
Deutsche Lufthansa AG	600	6,500
Qantas Airways Ltd.	7,000	8,458
UAL Corp. (a)	3,300	14,784

		29,742

Construction & Engineering - 0.3%
China Railway Construction Corp. Ltd.-Class H (a)	7,500	9,766
Jacobs Engineering Group, Inc. (a)	980	37,887

		47,653

Electrical Equipment - 0.8%
Cooper Industries Ltd.-Class A	500	12,930
Emerson Electric Co.	3,405	97,315
Schneider Electric SA	300	19,952

		130,197

Industrial Conglomerates - 0.9%
General Electric Co.	11,000	111,210
Koninklijke Philips Electronics NV	1,320	19,539

		130,749

Machinery - 0.9%
Atlas Copco AB-Class A	1,661	12,472
Crane Co.	600	10,128
Danaher Corp.	800	43,376
Dover Corp.	1,100	29,018
NGK Insulators Ltd.	1,000	15,641
PACCAR, Inc.	815	20,994
Volvo AB-Class B	1,400	7,429

		139,058

Road & Rail - 0.0%
East Japan Railway Co.	100	5,214

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	3,100	41,096
Mitsui & Co. Ltd.	5,000	50,936

		92,032

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group	9,300	9,528

		702,621

Materials - 3.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	565	31,781
BASF SE	700	21,155
Eastman Chemical Co.	800	21,440
JSR Corp.	900	10,589
LG Chem Ltd.	160	10,128
Mitsubishi Chemical Holdings Corp.	3,500	12,079

Mitsui Chemicals, Inc.	500	1,224
Monsanto Co.	1,900	157,890
Syngenta AG	186	37,388

		303,674

Construction Materials - 0.2%
CRH PLC (Dublin)	100	2,154
CRH PLC (London)	1,037	22,568

		24,722

Containers & Packaging - 0.2%
Amcor Ltd.	2,569	7,946
Owens-Illinois, Inc. (a)	1,200	17,328
Sonoco Products Co.	600	12,588

		37,862

Metals & Mining - 1.2%
Antofagasta PLC	1,600	11,579
ArcelorMittal	1,882	38,400
Barrick Gold Corp.	691	22,366
BHP Billiton Ltd.	500	11,051
BHP Billiton PLC	1,923	37,932
Cia Vale do Rio Doce-Class B(ADR)	1,810	24,073
Freeport-McMoRan Copper & Gold, Inc.	315	12,005
JFE Holdings, Inc.	500	11,037
MMC Norilsk Nickel(ADR)	2,035	12,413

		180,856

Paper & Forest Products - 0.1%
Svenska Cellulosa AB-Class B	2,000	15,179

		562,293

Utilities - 3.2%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	500	12,630
CEZ	600	21,459
CLP Holdings Ltd.	2,500	17,178
Duke Energy Corp.	1,600	22,912
E.ON AG	1,100	30,507
Pinnacle West Capital Corp.	1,100	29,216
The Tokyo Electric Power Co., Inc.	300	7,498

		141,400

Gas Utilities - 0.0%
Atmos Energy Corp.	275	6,358

Independent Power Producers & Energy Traders - 0.1%
Reliant Energy, Inc. (a)	3,000	9,570

Multi-Utilities - 2.2%
A2A SpA	7,100	10,780
Alliant Energy Corp.	1,000	24,690
Centrica PLC	14,457	47,192
CMS Energy Corp.	2,200	26,048
Consolidated Edison, Inc.	325	12,873
Dominion Resources, Inc.	800	24,792
DTE Energy Co.	500	13,850

GDF Suez	543	18,622
National Grid PLC	4,365	33,525
NiSource, Inc.	450	4,410
RWE AG	380	26,612
TECO Energy, Inc.	2,600	28,990
Wisconsin Energy Corp.	1,000	41,170
Xcel Energy, Inc.	1,000	18,630

		332,184

		489,512

Total Common Stocks (cost $19,416,520)		14,594,903

RIGHTS - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
CRH PLC (Dublin) (a)	296	6,438
CRH PLC (London) (a)	28	610

		7,048

Financials - 0.0%
Commercial Banks - 0.0%
HSBC Holdings PLC (a)	1,791	3,623
Nordea Bank AB (a)	28,600	3,271

		6,894

Total Rights (cost $9,379)		13,942

Total Investments - 96.4% (cost $19,425,899) (b)		14,608,845
Other assets less liabilities - 3.6%		550,271

Net Assets - 100.0%		$15,159,116

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 6/15/09	46	$29,383	$31,830	$2,447
Australian Dollar
settling 6/15/09	64	40,881	44,285	3,404
Canadian Dollar
settling 4/07/09	4	3,181	3,173	(8)
Euro
settling 6/15/09	14	18,966	18,602	(364)
Euro
settling 6/15/09	23	30,572	30,561	(11)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro
settling 6/15/09	32	$42,000	$43,051	$1,051
Euro
settling 6/15/09	37	50,078	49,163	(915)
Euro
settling 6/15/09	99	133,578	131,012	(2,566)
Euro
settling 6/15/09	129	161,818	171,405	9,587
Japanese Yen
settling 6/15/09	633	6,968	6,402	(566)
Japanese Yen
settling 6/15/09	1,465	15,088	14,818	(270)
Japanese Yen
settling 6/15/09	1,898	20,187	19,197	(990)
Japanese Yen
settling 6/15/09	2,455	25,136	24,831	(305)
Japanese Yen
settling 6/15/09	2,744	27,966	27,754	(212)
Japanese Yen
settling 6/15/09	5,079	51,676	51,371	(305)
Japanese Yen
settling 6/15/09	18,090	184,055	182,971	(1,084)
Japanese Yen
settling 6/15/09	25,193	256,323	254,814	(1,509)
New Zealand Dollar
settling 6/15/09	54	27,016	30,656	3,640
New Zealand Dollar
settling 6/15/09	89	44,527	50,526	5,999
Norwegian Krone
settling 6/15/09	259	36,441	38,440	1,999
Norwegian Krone
settling 6/15/09	505	71,053	74,951	3,898
Norwegian Krone
settling 6/15/09	548	79,046	81,333	2,287
Swedish Krona
settling 6/15/09	60	7,263	7,303	40
Sale Contracts:
Canadian Dollar
settling 6/15/09	10	8,063	7,938	125
Canadian Dollar
settling 6/15/09	13	10,151	10,319	(168)
Canadian Dollar
settling 6/15/09	15	12,107	11,907	200

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Canadian Dollar
settling 6/15/09	16	$12,361	$12,701	$(340)
Canadian Dollar
settling 6/15/09	18	14,709	14,288	421
Canadian Dollar
settling 6/15/09	79	61,921	62,948	(1,027)
Canadian Dollar
settling 6/15/09	100	78,084	79,379	(1,295)
Euro
settling 6/15/09	10	12,643	13,287	(644)
Euro
settling 6/15/09	12	15,553	15,945	(392)
Euro
settling 6/15/09	35	43,904	46,505	(2,601)
Euro
settling 6/15/09	35	43,904	46,505	(2,601)
Euro
settling 6/15/09	96	121,153	127,557	(6,404)
Hong Kong Dollar
settling 6/15/09	179	23,084	23,106	(22)
Japanese Yen
settling 6/15/09	784	8,027	7,930	97
Japanese Yen
settling 6/15/09	1,373	13,842	13,887	(45)
New Zealand Dollar
settling 6/15/09	15	7,353	8,516	(1,163)
Norwegian Krone
settling 6/15/09	53	7,794	7,866	(72)
Norwegian Krone
settling 6/15/09	103	16,128	15,287	841
Pound Sterling
settling 6/15/09	8	11,204	11,482	(278)
Pound Sterling
settling 6/15/09	18	26,084	25,834	250
Pound Sterling
settling 6/15/09	23	33,508	33,010	498
Pound Sterling
settling 6/15/09	68	99,066	97,594	1,472
Pound Sterling
settling 6/15/09	310	437,270	444,914	(7,644)
Swedish Krona
settling 6/15/09	64	7,674	7,790	(116)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swedish Krona
settling 6/15/09	72	$8,450	$8,764	$(314)
Swedish Krona
settling 6/15/09	76	9,383	9,250	133
Swedish Krona
settling 6/15/09	198	23,092	24,100	(1,008)
Swedish Krona
settling 6/15/09	443	50,209	53,920	(3,711)
Swiss Franc
settling 6/15/09	9	7,819	7,920	(101)
Swiss Franc
settling 6/15/09	11	9,807	9,680	127
Swiss Franc
settling 6/15/09	34	29,023	29,919	(896)
Swiss Franc
settling 6/15/09	94	80,240	82,716	(2,476)

(a)	Non-income producing security.

(b)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $415,715 and gross unrealized depreciation of investments was $(5,232,769), resulting in net unrealized depreciation of $(4,817,054).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

VARP Wealth Appreciation Strategy Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$10,139,674	$	– 0	–
Level 2	4,458,750		3,907
Level 3	10,421		– 0	–

Total	$14,608,845		$3,907

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of 12/31/2008	$12,076
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(1,654)

Net purchases (sales)	– 0	–
Net transfers in and/or out of Level 3	– 0	–

Balance as of 3/31/09	$10,422

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$(1,654	)*

*	The unrealized depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 22, 2009